As filed with the Securities and Exchange Commission on February 11, 1997
                     Securities Act of 1933 File No. 2-80886
                Investment Company Act of 1940 File No. 811-3626



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          -----------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 36
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 31


                        ---------------------------------

                            CITIZENS INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                One Harbour Place
                                    Suite 525
                             Portsmouth, N.H. 03801

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                                One Harbour Place
                                    Suite 525
                             Portsmouth, N.H. 03801
                     (Name and Address of Agent for Service)

              It is proposed that this filing will become effective


            ______ immediately upon filing pursuant to paragraph (b)
            ______ on _____________ pursuant to paragraph (b)
            ___X__ 60 days after filing pursuant to paragraph (a)(i)
            ______ on _____________ pursuant to paragraph (a)(i) 75
            ______ days after filing pursuant to paragraph (a)(ii)
            ______ on (date) pursuant to paragraph (a)(ii) of Rule 485

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously registered an indefinite number of securities under the Securities Act of 1933. The Notice required by Rule 24f-2 was filed by the Registrant for its most recent fiscal year on August 29, 1996.
     --------------------
     This N-1A filing relates to Muir National Tax-Free Income Portfolio.

                                EXPLANATORY NOTE

The Post-Effective Amendment No. 36 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed with respect to the Muir National Tax Free Income Portfolio (the "Portfolio"), a series of shares of the Registrant. The Amendment is being filed to add the Portfolio as a new series of the Registrant.

Working Assets Money Market Portfolio, the E-fund, Citizens Income Portfolio, Citizens Index Portfolio, Muir California Tax-Free Income Portfolio, Citizens Emerging Growth Portfolio and Citizens Global Equity Portfolio are each a series of shares of the Registrant and are each offered by a separate Prospectus included in Post-Effective Amendment No. 35 to the Registrant's Registration Statement. This Amendment does not relate to, amend or otherwise affect the separate Prospectus contained in Post-Effective Amendment No. 35 and, therefore, pursuant to Rule 485(d) under the Securities Act of 1933, as amended (the "1933 Act"), does not affect the effectiveness of such Post-Effective Amendment.

                            CITIZENS INVESTMENT TRUST
                                CROSS INDEX PAGE
                     MUIR NATIONAL TAX-FREE INCOME PORTFOLIO


     Part A  INFORMATION  REQUIRED  IN  A  PROSPECTUS

                            ITEM                                       REFERENCE
                            ----                                       ---------
Item 1.       Cover Page                                  Cover Page
Item 2.       Synopsis; Fee Information                   Cover Page; Fee Information
Item 3.       Condensed Financial Information             Not Applicable
Item 4.       General Description of Registrant           Organization and Management  of the Trust

Item 5.       Management of the Fund                      Organization and Management of the Trust
Item 6.       Capital Stock and other Securities          How to Purchase and Redeem Shares;
                                                          Dividends, Distributions, and Taxes
Item 7.       Purchase of Securities Being Offered        How to Purchase and Redeem Shares
Item 8.       Redemption or Repurchase                    How to Purchase and Redeem Shares
Item 9.       Legal Proceedings                           None

     Part B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION -
     Working Assets Money Market, Citizens Income, Citizens Emerging Growth,
     Citizens Global Equity, Citizens Index, Muir National Tax-Free Income and
     E-fund Portfolios

Item 10.          Cover Page                                  Cover Page
Item 11.          Table of Contents                           Table of Contents
Item 12.          General Information & History               The Fund
Item 13.          Investment Objectives & Policies            Investment Objectives and
                                                              Policies; Other Investment Techniques
Item 14.          Management of the Registrant                Trustees and Officers; Add'l Information
                                                              Regarding Management Company
Item 15.          Control Persons & Principal Holders of      Add'l Information Regarding Citizens
                  Securities                                  Adviser
Item 16.          Investment Advisory & Other Services        Investment Advisory & Other Services
Item 17.          Brokerage Allocation & Other Practices      Turnover and Portfolio Transactions
Item 18.          Capital Stock & Other Securities            The Value of Our Shares
Item 19.          Purchase, Redemption & Pricing of           Additional Redemption Information
                  Securities Being Offered
Item 20.          Tax Status                                  Federal Taxes
Item 21           Underwriters                                Investment Advisory and Other Services

Item 22.          Calculation of Yield Quotations of Money    About Our Yield and Total Return
                  Market Funds
Item 23.          Financial Statements                        Financial Statements

PROSPECTUS                                                        April  , 1997


CITIZENS TRUST
One Harbour Place, Portsmouth, NH  03801
603-436-5152
800-223-7010

Dear Friend,

This prospectus is a bit different from other mutual fund prospectuses. It is written - not by a lawyer - but by the people who work for the Trust. I hope you'll take some time to read it carefully (and retain it for your future reference). I think you'll find we have some new and interesting ideas about how to make money investing in mutual funds.

We believe there is a revolution going on in business today, and only certain companies will be able to thrive in this faster-paced and environmentally concerned business environment. At Citizens Trust, we identify and invest in these companies - businesses with the potential to produce strong financial results today, as well as create a world we want to live in tomorrow.

We truly believe that understanding your investments starts right here with our own prospectus. You deserve not only lucid, concise prose, but an informative, even enjoyable, reading experience.

                  Sincerely,


                  Sophia Collier
                  President



Muir National Tax-Free Income Portfolio seeks a high level of current income exempt from federal income tax.


For Shareholder Service and
New Account Information:
1-800-223-7010

For Broker-Dealer Sales & Service:
1-800-982-7200

Citizens Trust is an open-ended, diversified management company, not a bank.

These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fee Information


How We Select Our Investments

Muir National Tax-Free Income Portfolio


Organization and Management of the Trust

How to Purchase and Redeem Shares

Shareholder Services

Mailing Address/Wiring Instructions

Dividends, Distributions and Taxes

How We Report Investment Results


Trustee Profiles

William D. Glenn II, chair of the board of trustees, is the executive director of Continuum HIV Day Services in San Francisco.

Azie Taylor Morton, audit chair,operates an investment management firm, and was the 36th Treasurer of the United States.

*Sophia Collier is the Trust's president and principal owner of our investment adviser, Citizens Adviser.

Lokelani Devone is assistant general counsel at DFS Group Limited, an international retail business group.

Juliana Eades is the executive director of the New Hampshire Community Loan Fund, one of the country's oldest local community economic development institutions.

*J.D. Nelson is the chief executive officer of RhumbLine Advisers, an investment advisory firm specializing in institutional and pension assets.

Ada Sanchez is director of the Public Service and Social Change Program at Hampshire College.

*INTERESTED PERSON (INSIDE TRUSTEE)

Confidentiality of Shareholder Transactions

"As Trustees we have a firm `no exceptions' policy stating that no shareholder transaction information will be sold or shared with anyone, except as required by law, or with the shareholder's permission."

No Load


The Portfolio is no load. The Portfolio is subject to 12b-1 fees.

Minimum Initial Investment


There is a minimum investment of $2,500 which requires an initial investment of only $1,000. You can invest in a portfolio for as little as $250 if you set up an Automatic Investment Plan, currently $50 per month.

Statement of Additional Information

Our detailed Statement of Additional Information, is dated the same as this prospectus and is filed with the Securities and Exchange Commission. It is incorporated into this prospectus by reference. If you would like a copy please call us toll-free at 800-223-7010.

This prospectus is available electronically at: http://www.efund.com.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the portfolios.

Escrow Policy

We reserve the right to wait up to seven business days to redeem any investments that have been made by check or five business days for purchases made by ACH transfer. Therefore, if you need to redeem shares within seven business days of your purchase, please invest by wire.

FEE INFORMATION


Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchase
(as a % of offering price)                                             None

Maximum Sales Load Imposed on
Reinvested Dividends (as a % of offering price)                        None

Deferred Sales Load (as a % of the Original Purchase Price
or Redemption Proceeds)                                                None

Redemption Fees (as a % of the amount redeemed)                        None

Exchange Fee (per exchange)                                            None


Annual Portfolio Operating Expenses
(as a percentage of Average Net Assets)

Management Fees                                                        .65%
Distribution Expense                                                   .25%
Other Expenses (after waiver and reimbursement)                        .65%
Total Portfolio Operating Expenses                                     1.55%

Example: You would have paid the following expenses on a $1,000 investment assuming a 5% annual return and redemption at the end of each period:

1 Year            3 Years
$16               $49


The example should not be considered a representation of past or future expenses or past or future return. Actual expenses and actual return may be greater or less than those included in the example above.


HOW WE SELECT OUR INVESTMENTS

Financially Sound


Citizens Trust has certain policies that we consider fundamental such as consistently applying both social and financial screens to all our investment decisions. This, together with the Portfolio's investment objective and other technical investment policies described in the Statement of Additional Information, cannot be changed without the approval of a majority of the outstanding shares of the Portfolio. In addition to the specific policies for the Portfolio, we also have some general policies that we use to manage the Portfolio.


Socially Responsible

We are always seeking profitable investments for our shareholders. To find them, we favor companies which make good and useful products and have positive environmental, community and workplace records. We avoid companies which engage in discrimination or union busting; whose primary business is the manufacture of alcohol, tobacco, firearms or nuclear power; and those that use animals to test personal care products or otherwise treat animals in an inhumane manner.

Additional Investment Policies


We try not to put all our eggs in one basket. This means that 75% of the Portfolio's assets will never hold more than 5% of any one company. We do not invest more than 25% of the value of the Portfolio in one industry with the exception of securities of U.S. government agencies or enterprises.


We believe Citizens Trust's role is to be a conscientious and alert investor, not a controlling manager; therefore, we will not accumulate more than 10% of the voting securities of any one company.

We sometimes purchase securities issued by companies that do not trade in the public market. To maintain a good investment balance, we will limit these and all other illiquid securities to a total of no more than 10% of each portfolio's assets.


The Portfolio may, from time to time, invest in money market securities such as the ones we use in our money market funds.

The Portfolio may temporarily borrow money from banks (and pledge its assets to secure such borrowing) to meet redemption requests, or for other purposes. We will keep this borrowing down to no more than 10% of the value of the Portfolio's total assets and make no purchases while we have any outstanding loans.

Repurchase Agreements. To allow us to earn a return on surplus cash, we usually invest this cash overnight or for longer periods through an arrangement called a repurchase agreement, or "repo," with a financially strong company that is either a large stock broker or a substantial bank that is a member of the Federal Reserve. As additional security, we always require all vendors of repurchase agreements to set aside collateral in our name in the form of government securities equal to 102% of the value of any repurchase agreement. However, it is important to note that while repurchase agreements are a useful tool in managing the Portfolio, they do have some greater risk than direct investing in securities. If a bank or stockbroker becomes bankrupt, or otherwise defaults after selling us a repurchase agreement, we may suffer some delay and expense in liquidating our collateral or have a loss of principal or interest. However, in any default, the resold securities are expected to provide collateral sufficient to cover the amount of the repurchase agreement, so we do not feel these risks outweigh the benefits of repurchase agreements.

MUIR NATIONAL TAX-FREE INCOME PORTFOLIO

Objective: High level of current income exempt from federal  income tax.

The Portfolio only buys securities which have been rated "investment-grade," or are equivalent to investment-grade in our judgment. (Our Statement of Additional Information contains a full description of bond ratings and the agencies which provide them.)

In addition to tax-free bonds, we may also buy other types of tax-exempt fixed-income securities. Some of the important examples: We may invest up to 5% of our assets in installment contracts known as municipal lease/purchase agreements. We may also invest in a type of security known as a variable - or floating-rate demand note or "VRDN." Another type of security we sometimes buy is called a 'participation interest.' In this case we are buying part of a large loan made by a bank. Interest development bonds are good examples of this particular type of investment.

Risk Factors

As with all fixed-income investing, we have two types of risk. The first is credit risk: We will lend money to an organization and we won't be paid back promptly, or at all. As we mentioned before, to moderate this risk we only buy securities which have been rated "investment grade," or are equivalent to investment-grade in our judgment. Many tax-exempt securities are ultimately backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

Some types of tax-exempt securities are not backed by taxing power. These include revenue bonds that are payable from a particular facility or a special excise or other specific revenue source. Another example is industrial development bonds, which in most cases are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.


The other risk in fixed-income investing is interest rate risk. When interest rates rise, the market value of our Portfolio will decline, and when interest rates fall, the market value of the Portfolio will rise. Securities with longer maturities typically have more fluctuation in market value. We may invest in tax-exempt securities with maturities of any length up to 30 years, depending upon our assessment of the relative yield on securities of different maturities and our expectations of future changes in interest rates.


While these are risks, we watch them carefully in order to monitor their impact on the portfolio.

Special Tax Considerations


As a matter of fundamental policy, we must invest at least 80% of our assets in securities, the interest on which is exempt from regular federal income taxes and which is not subject to the federal alternative minimum tax. During normal market conditions, at least 65% of our total assets must be invested in bonds. We intend to always meet and usually substantially exceed these minimum requirements. The Portfolio will invest up to a maximum of 20% of its assets in private activity bonds which may be subject to the federal alternative minimum tax.

MUIR INVESTMENT BONDS. The Muir National Tax-Free Income Portfolio generally buys investment-grade bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. In particular, we look for bonds that are issued for three basic purposes:


Education: Tax-exempt securities that finance projects like construction of public and private educational facilities, as well as tax exempt securities used to provide student loans.

Environment: Projects that foster the buying and building of parks, the preservation of ancient forests and wildlife habitats, and the creation of public transit. We also purchase pollution control bonds.

Housing: In our opinion, the availability of quality, low-cost housing is critical to a peaceful and more just society. For this reason, we invest in securities financing low-income housing.

Other Policies


If sufficient desirable tax-exempt securities are not available, we may invest in other types of securities which meet our social and financial criteria. These and other investment policies are more fully discussed in our Statement of Additional Information under the section entitled "Investment Objectives and Policies." Our Statement of Additional Information also contains more information about the risks of California municipal securities as well as a description of municipal securities ratings.

ORGANIZATION AND MANAGEMENT OF THE TRUST

Citizens Investment Trust began November 24, 1982. Today, it's affectionately known as Citizens Trust. We are a Massachusetts business trust and an open end investment company, registered under the Investment Company Act of 1940, as amended as a diversified management company. The Trust is also a "series" company which means that we can have several portfolios, each with its own investment objective, assets, and liabilities. The Trust is supervised by a board of trustees.

In order to manage the Trust on a day-to-day basis, we have signed a Management Agreement with our investment adviser, Citizens Advisers, with offices at 111 Pine Street, San Francisco, CA 94111 and One Harbour Place, Portsmouth, NH 03801. Citizens Advisers has managed the Trust's assets since the Trust's inception.

Citizens Advisers and its wholly-owned subsidiary, Citizens Securities, are both California corporations. Sophia Collier is the 60% owner. Fellow shareholders are three brothers, John P. Dunfey, Robert J. Dunfey, Sr., and Gerald F. Dunfey, who own 12% each, and William B. Hart, who owns 4%.

The Role of Investment Adviser


Our investment adviser's job is to determine which companies meet the Trust's investment criteria and will be carried on our "Approved List." Citizens Advisers is also responsible for the day-to-day management of the Portfolio. Management of the Portfolio is provided by a team of investment professionals each of whom plays an important role in the management process of the Portfolio. Team members work together to develop investment strategies and select securities for the Portfolio.


Azie Taylor Morton chair of the Audit Committee, explains the Trust's relationship with its advisers. "One of the Trust's most important contracts is our Management Agreement with Citizens Advisers. It states that Citizens Advisers has authority to manage our portfolios and will provide all necessary office space, facilities, equipment and personnel to do so."

Transfer Agent:
PFPC Inc.
400 Bellevue Parkway Suite 108
Wilmington, DE 19809

Dividend Paying Agent: PFPC Inc.
400 Bellevue Parkway Suite 108
Wilmington, DE 19809
Phone: 800-223-7010

Citizens Trust's Management Agreement

Citizens Trust's Management Agreement with Citizens Advisers specifies fees as follows (based on average annual net assets of the Portfolio):


                                           Trust             Adviser
                                           Pays              Pays
Portfolio                                  Adviser           Sub-Adviser
---------                                  -------           -----------

Muir National Tax-Free Portfolio           .65%              .175%


Citizens Advisers also has a separate administrative contract for providing general administrative services, shareholder servicing and sub-accounting, telephone services and services related to the organization of a Portfolio's federal and state regulatory filings. The fee paid by the Trust on behalf of the Portfolio under this contract is .10% of the Portfolio's average net assets. Citizens Advisers will sometimes contract to have specialized services provided by third parties, such as investment advisers for pension funds, or other institutions which maintain omnibus accounts with the Trust.

The individual portfolios pay all expenses not expressly assumed by Citizens Advisers. These include interest, taxes, audit and legal fees, custodian and transfer agent charges, shareholder service and administration, insurance premiums, cost of registering shares under federal and state laws, dues, and any litigation costs, as well as the cost of typesetting, printing, and distributing shareholder reports and prospectuses sent to shareholders. When a cost is shared by several portfolios, the staff at Citizens Advisers will allocate the expense in a reasonable manner under the supervision of the board of trustees.

Citizens Advisers also provides administrative services and acts as the Trust's distributor through its subsidiary, Citizens Securities.

Voting Rights. Our shareholders are entitled to one vote for each full share owned and a fractional vote for fractional shares. Shares of each portfolio generally vote separately on matters that only concern that portfolio. However, all shareholders of the Trust vote together on the selection of trustees and other matters as required by the Investment Company Act of 1940. The holders of shares have no preemptive, conversion, or subscription rights, and voting rights are not cumulative. To save money we do not hold annual meetings. However, a meeting may be called by our trustees or at the request of 10% of the Trust shares. We will assist shareholders in communicating with one another to arrange such a meeting.


12b-1 Fees

Citizens Trust has a 12b-1 plan which allows us to reimburse Citizens Securities and other distributors of the Trust's shares for sales related costs. These costs include the printing of prospectuses and reports not sent to current shareholders, as well as other sales material, advertising, and salaries for salespeople and other personnel. We will also pay commissions to outside brokers or service organizations for similar services.

Sometimes Citizens Securities makes additional promotional expenditures that are not reimbursed by the 12b-1 plan such as expense reimbursements to non-dealers for meetings, advertising, and other valid promotional purposes.

Customer Service Manager, DAVID PARKER , oversees the Citizens Trust Call
Center.

"We talk to thousands of people from almost every circumstance and stage of life. If you need help or have any questions, please call us. We are available Monday through Friday from 9 AM to 8 PM, Eastern Time.

Our goal is to serve you in a caring and responsible manner that respects your time and needs. Our service people pride themselves on getting the job done for you in a quick, efficient manner."

HOW TO PURCHASE AND REDEEM SHARES

How to Buy Shares

It's easy to buy shares in Citizens Trust Portfolios. Just fill out an application and send in your payment by check, wire transfer, exchange from another portfolio, or through arrangement with your investment dealer.

For shares of the Portfolio, your cost will be the Net Asset Value next determined after your payment is received. You can purchase both full and fractional shares, which will be rounded to the nearest 1/100th of a share. If your check is returned for any reason, you will be assessed a fee of $10.00.

Investment Minimums

We encourage every investor to make a minimum investment of $2,500 per Portfolio. Shareholders who sign up for our Automatic Investment Plan can start with an investment balance as low as $250, with an automatic investment of $50.00 per month.

Automatic Investment Plan

To enroll in our Automatic Investment Plan, simply check off that box on the account application and provide us with your bank information and the amount and frequency of your investment into your chosen Portfolio. We will do the rest.

Payroll Deduction

Setting up direct payroll deposit is very easy. We can send you a form including the necessary information and steps to follow. Simply complete and sign the form, then give it to your payroll administrator for processing. If you or your payroll administrator have any questions please call our shareholder service department.

Funds will be deposited into your account using the Electronic Funds Transfer System. We will provide the account number. Your payroll department will let you know the date of the pay period when your investment begins.

If your account falls below $2,500 per portfolio, we may ask you to open an Automatic Investment Plan or bring your balance back up over $2,500. If you decide not to go ahead with either option, we may close your account by sending you a check for your balance.

How to Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Citizens Trust Portfolios.

Call Us

We have a Telephone Exchange and Redemption option on your account application. Under this option you can call us and tell us how much you want us to redeem. Depending upon your instructions, we will then deposit your redemption into another Citizens Trust Portfolio account, mail you a check, or electronically transfer your redemption to your pre-designated account. One day wired funds cost $10, or, we offer two day service via the Automated Clearing House (ACH). You will earn dividends up to and including the date when we receive your redemption request.

If you do select the Telephone Exchange and Redemption option, you should be aware that it may increase the risk of error or of an unauthorized party gaining access to your account. To keep these problems to a minimum we record all telephone calls. But please remember, neither the Trust, our Adviser, nor our Transfer Agent will be responsible if we properly act on telephone instructions we reasonably believe to be genuine. Normally, we will send you your redemption on the next business day after we receive your request.

Written Request for Redemption

If you do not use Telephone Exchange and Redemption, you can still redeem your shares at any time, although the process will take longer. Send us a written request together with a signature guarantee. We may require further documentation from corporations, fiduciaries, pension plans, and/or institutional investors.

Redeem Your Shares in Person

Investors may also redeem their shares through Citizens Securities, or through participating broker-dealers (who may charge a fee for this service). Certain broker-dealers may have arrangements with the Trust that permit them to order redemption of shares by telephone or facsimile transmission.

However, in rare cases, payments for the redemption of non-money market accounts may take up to five business days. We also reserve the right to hold your redemption proceeds for up to seven business days when you redeem any investments that have been made by check or five days for an ACH transfer. Therefore, if you need your redemption proceeds within seven business days of your purchase, please invest by wire.

SHAREHOLDER SERVICES

Exchange Privilege

Since people's investment needs change over time, we provide for easy exchanges among our Portfolios at no charge. You may make an exchange at any time and to any Portfolio. Just call us or write to us with your request.

Systematic Withdrawal Plan

You can send us a written request to automatically redeem a portion of your shares and make a regular monthly, quarterly, or annual payment on your behalf.

Making a Change in Your Account

After your account is set up, you may want to make a change in one of the options or in the account title. We are pleased to assist, but in many cases will require a signature guarantee from all registered owners of the accounts.

Tax-Sheltered Retirement Plans

Our distributor, Citizens Securities, has arranged for shareholders to have access to qualified Individual Retirement Accounts (IRAs) and 403(b) plans (non-profit employees). Our Portfolios are also suitable for other types of retirement plans as well.

Common Transactions That Require Signature Guarantees:

o Written request for redemption

o Changing your account title in any way

o Authorizing telephone transaction for the first time

o Changing your pre designated wire or ACH instructions

o Establishing or modifying a systematic withdrawal plan

o Exchanges between accounts which do not have identical titles

Eligible Guarantors:

o Commercial Bank

o Trust Company

o Savings Associations

o Credit Unions

o Members of domestic stock exchange

Note:

 Notaries public are not eligible guarantors.


MAILING AND WIRING INSTRUCTIONS

Regular U.S. Mail:
Please use the Business Reply Envelope provided with this Prospectus, or mail to:
Citizens Trust
c/o PFPC Inc.
PO Box 8962
Wilmington, DE
19899-8962

Our Wiring Address: Instructions:
PNC Bank, N.A.
Philadelphia, PA
ABA#: 031000053
For Further Credit A/C# 86-1030-3646
Shareholder
name/acct. number

Overnight Delivery Package (i.e. Federal Express, UPS, Airborne Express etc.) No U.S. mail, please.
Send to:
Citizens Trust
c/o PFPC Inc.
400 Bellevue Parkway Suite 108
Wilmington, DE 19809
Phone: 800-223-7010

Please send overnight delivery packages only to this address. Regular U.S. Mail will not be accepted at this address and may be returned to you.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Unless you give us other instructions, we will automatically reinvest your dividends and distributions at the Net Asset Value, calculated on the dividend's payable date.


We can also pay your dividends and distributions to you by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement. Payment of dividends are declared daily and paid monthly. Distribution of capital gains, if any, are paid annually:


HOW WE REPORT INVESTMENT RESULTS


There are a number of ways of reporting performance, and we'll walk through each one that we use, but, when you look at any mutual fund, remember, actual mileage may vary. Yield We start with Net Investment Income per share for the most recent 30 days and divide it by the maximum offering price per share on the 30th day and annualize the result assuming a semiannual compounding.


Total Return and Other Quotations

We start with the total number of shares that you can buy for $1,000 at the beginning of the period. We then add all the additional shares that you would have purchased within the period with reinvested dividends and distributions (this takes into account the portfolio's income, if any). Finally, we multiply the number of these shares by the Net Asset Value on the last day of the period and divide the result by the initial $1,000 investment to see our percentage gain or loss. For periods of more than one year, we adjust the cumulative Total Return to get an average annual Total Return.

Valuation of Shares

To calculate our Net Asset Value, we add up the total assets of the Portfolio, subtract all liabilities and then divide by the number of shares outstanding.

We value our holdings at the most recent closing price or, if there is no closing sale price, halfway between the bid and asked price. If no market quotation is available for a given security, our adviser will fairly value that security in good faith. Securities maturing within 60 days are normally valued at amortized cost, which approximates market value.

From time to time, we may compare the investment results of our Portfolios to unmanaged market indices, and other data and rankings from recognized independent publishers.

TAX MATTERS

The dividends you have earned are taxable to you as dividends (unless of course you are otherwise not subject to taxes). Remember, the exchange of shares is treated as a sale and any exchanging shareholder may, therefore, realize a taxable gain or loss. You may also be subject to state and local taxes on dividends and distributions from the Trust. Please consult your own tax adviser. We will send you a complete statement each January as to the federal tax status of dividends and distributions paid by the Portfolio during the previous calendar year.

We do not expect the Trust itself to pay any federal income or excise taxes because each year we expect to qualify each portfolio as a separate regulated investment company under the Internal Revenue Code. To do this, the Portfolio must meet certain income, distribution and diversification requirements such as distributing all of the Portfolio's Net Investment Income and realized capital gains to shareholders in a timely manner.

"Mutual Fund advertisements and stock brokers' offices have many ways of reporting mutual fund performance. It's no wonder investors can become confused.
Remember: When you look at mutual fund quotations, you are looking at history - how the fund did in the past. And, as Jim Mahoney said at the front of the prospectus, there are only two ways you can make money from your investment: through an increase in Net Asset Value or through 'Net Income.' These two elements are the building blocks of all performance calculations."
-Sophia Collier

                                   That's it!

                       Statement of Additional Information
                                   April ,1997

       This Statement is not a prospectus and should be read in conjunction with the Prospectuses dated September 27, 1996 and April __, 1997, as may be amended from time to time. A copy of the current Prospectus can be obtained by calling (800) 223-7010, or by writing Citizens Investment Trust (hereafter Citizens Trust), One Harbour Place, Portsmouth, NH 03801. This Statement and the Citizen Trust Prospectus may be supplemented from time to time.


                            Citizens Investment Trust


                                     E-fund
                      Working Assets Money Market Portfolio
                            Citizens Income Portfolio
                       Citizens Emerging Growth Portfolio
                        Citizens Global Equity Portfolio
                            Citizens Index Portfolio
                     Muir National Tax-Free Income Portfolio

-------------------------------------------------------------------------------
         Table of Contents                                                 Page

         The Fund                                                            2
         Investment Objective and Policies                                   2
         Other Investment Techniques                                         9
         Factors that Affect the Value of Our Investments                   14
         Turnover and Portfolio Transactions                                14
         The Value of Our Shares                                            15
         Information About Our Yield and Total Return                       17
         Dividends and Distributions                                        20
         Federal Taxes                                                      21
         Redemption Information                                             24
         Trustees and Officers                                              25
         Additional Information Regarding the Management Company            27
         Investment Advisory and Other Services                             28
         Additional Information                                             31
         Voting Rights                                                      31
         Shareholder and Trustee Liability                                  31
         Custodian                                                          32
         Auditors                                                           32
         Legal Counsel                                                      32
         Financial Statements                                               32
         Appendix: Description of Ratings                                   33
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The Fund


     Citizens Investment Trust (the "Fund" or "Citizens Trust") presently consists of seven separate portfolios: Working Assets Money Market Portfolio (inception date 8/30/83), Citizens Income Portfolio (inception date 6/10/92), Citizens Emerging Growth Portfolio (inception date 2/8/94), Citizens Global Equity Portfolio (inception date 2/8/94), Muir National Tax-Free Income Portfolio (inception date 4//97), Citizens Index Portfolio (inception date 3/3/95), and the E-fund (inception date 7/1/95). On May 28, 1992 the Fund, which had operated as a money market fund since 1983, changed its name from Working Assets Money Fund. On October 5, 1995 the Fund changed its name from Working Assets Common Holdings to Citizens Investment Trust.


     This Statement of Additional Information relates to the Retail Shares for the Working Assets Money Market Portfolio and the Citizens Index Portfolio.

-------------------------------------------------------------------------------
Investment Objectives and Policies

     The following are fundamental investment policies followed by each of the current portfolios of the Fund (each a "Portfolio," and collectively, the "Portfolios") which supplement those listed in the Prospectus. Any policy identified as a fundamental investment policy of a Portfolio may be amended only with approval of the holders of a majority of the outstanding shares of that Portfolio as defined by the Investment Company Act of 1940, as amended (the "1940 Act").


     Each Portfolio (with the exception of the Muir National Tax-Free Income Portfolio):


     1. May not buy the securities of any company if the Portfolio would then own more than 10% of the total value of all of the company's outstanding voting securities, or if the Fund as a whole would then own more than 10% of the total value of all of the company's outstanding voting securities. A Portfolio may not concentrate its investments by buying the securities of companies in any one industry if more than 25% of the value of total assets would then be invested in that industry; however, obligations issued or guaranteed by the U. S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

     2. Will not invest in limited partnerships, including those which own commodities, real estate and oil, gas and mineral leases.

     3. May not make loans other than pursuant to repurchase agreements. When we buy money market instruments or loan participation interests, we are investing, not making a loan.

     4. May not invest for the purpose of exercising control or management of other companies.

     5. May not buy or continue to hold securities if our Trustees, officers or the Directors or officers of Citizens Advisers, Inc. (the "Adviser") own more than certain limits of these securities. If all of these people who own more than 1/2 of 1% of the shares of a company together own more than 5% of the company's shares, we cannot buy, or continue to own, that company's shares.

     6. May not participate with others on a joint, or a joint and several, basis in any trading account in any securities.

     7. May not underwrite securities, which means we may not sell securities for others.

     8. May borrow only under special circumstances. We do not normally borrow money, but for temporary purposes a Portfolio may borrow from banks up to 10% of the Portfolio's total assets. If we borrow, we can pledge our assets up to the amount borrowed. A Portfolio cannot borrow to purchase securities or to increase its income, but can borrow to pay for shares being redeemed so that we do not have to sell securities we do not want to sell. Thus, a Portfolio will not purchase any securities while the Portfolio has borrowings above 5% of assets outstanding. The interest paid on our borrowings would reduce our net income.

     9. Subject to the provisions of our Declaration of Trust which provides that we may issue several classes of shares in any one portfolio, we may not issue senior securities. We may not issue securities that have priority over others in dividends, redemption rights, or have other privileges. We must limit our involvement in "illiquid instruments," that is, repurchase agreements that have a term of more than seven days, and securities that have restrictions on resale or lack readily available market quotations, to 10% of the total value of a Portfolio's net assets and we will buy no such securities for a Portfolio unless the assets in the Portfolio exceed $10 million at the time of purchase. Private Placements which may be traded pursuant to Rule 144A under the Securities Act of 1933 will not be subject to these limitations, if our Board of Trustees finds that a liquid trading market exists for these securities. Our Trustees will review on an ongoing basis any determination by the Adviser to treat a restricted security as a liquid security, including the Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a privately placed security is properly considered a liquid security, the Adviser and our Trustees will take into account the following factors: (i) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); (ii) dealer undertakings to make a market in the security; and (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers. To the extent the Portfolio invests in restricted securities that are deemed liquid, the general level of illiquidity in the Portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts. Acquisitions of such liquid restricted securities will be made from a list approved by our Trustees.

     10. There is a limit on a Portfolio's ability to loan portfolio securities. If a Portfolio loans securities, then it must maintain collateral at 100% of the value of the securities and any collateral must be marketable on an exchange.


     The following is a fundamental policy for Working Assets Money Market Portfolio, the E-fund, Citizens Income Portfolio, Citizens Global Equity Portfolio and Citizens Index Portfolio and do not apply to the Citizens Emerging Growth Portfolio and the Muir National Tax-Free Income Portfolio.


     A Portfolio may place only 5% of its total assets in companies which have been in operation, including operations of predecessors, for less than three years.

     As a general policy, none of the Portfolios will invest in real estate assets or interests therein, excluding readily marketable securities.


     The Muir National Tax-Free Income Portfolio may not:
                                                 -------


     1. Make loans to others, except (a) through the purchase of debt securities in accordance with our investment objectives and policies, and (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. Borrow money, except temporarily for extraordinary or emergency (not leveraging) purposes from a bank and then not in excess of 5% of our total assets (at the lower of cost or fair market value).

     3. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite securities except insofar as we may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities. (This is an operating restriction and does not preclude us from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Buy or sell interests in commodities or commodity contracts, oil, gas or mineral exploration or development programs, or real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

     5. Invest more than 10% of our net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which we have valued our securities, and includes, among other things, (i) repurchase agreements maturing in more than seven days, and (ii) municipal lease/purchase agreements, VRDNs (as defined below) and Participating VRDNs (as defined below) which the sub-adviser has determined are illiquid because there is an inefficient or thin trading market.

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit us from (a) entering into permitted borrowings, mortgages or pledges, (b) purchasing securities on a when-issued or delayed-delivery basis or (c) entering into repurchase transactions.


     As an operation policy, the Muir National Tax-Free Income Portfolio may not:


     1. Purchase or sell common stocks, preferred stocks, warrants or other equity securities, or futures contracts, or purchase or write put, call, straddle or spread options, except that we may purchase, hold and dispose of "obligations with puts attached" in accordance with our investment policies as described in the Prospectus.

     2. Invest in securities of other investment companies (except as they may be acquired as part of a merger, consolidation or acquisition of assets) which would result in our (i) owning more than 3% of the total outstanding voting stock of another registered investment company; (ii) investing more than 5% of our total assets in the securities of a single registered investment company; or (iii) investing more than 10% or our total assets in the securities (other than treasury stock) of registered investment companies. Within these limitations, we may invest in other investment companies.

     3. Invest in any issuer for purposes of exercising control or management.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in values or assets will not constitute a violation of that restriction.

     The Portfolios

     The following discussion elaborates on the description of each Portfolio's investment objectives and policies as contained in the Prospectus, including any fundamental investment policies of a Portfolio that supplement the fundamental policies of the Portfolios and in the Prospectus.

     Working Assets Money Market Portfolio and the E-fund

     Working Assets Money Market Portfolio ("Money Market Portfolio") and the E-fund, as a fundamental investment policy of each Portfolio, may not buy any securities other than money market securities. Thus, each Portfolio cannot buy any commodities or commodity futures contracts, any mineral programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations of these. Each Portfolio may not buy real estate, or real estate loans, but may buy money market securities even though the issuer invests in real estate or interests in real estate.

     The following are also the present policies of each Portfolio, but may be changed by our Trustees without a vote of the shareholders of the Portfolios:

     1. Each Portfolio may invest in variable amount master demand notes, which are obligations that permit us to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between us and the borrower, subject to the 10% limitation referred to in paragraph 3 below. The interest rates and amounts involved may change daily. We have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount; and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between us and the borrower, they generally will not be traded and there is no active secondary market for these notes. However, they are redeemable on demand, and thus immediately repayable by the borrower, at face value plus accrued interest at any time. Our right to redeem is dependent on the borrower's ability to pay principal and interest on demand. Accordingly, our Adviser will consider and continuously monitor the earning power, cash flow and other liquidity ratios of the borrower to assess its ability to meet its obligations on demand. We will invest in these notes only if the Board of Trustees or its designee determines that they present minimal credit risks and are of comparable quality to commercial paper having the highest rating of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's").

     2. Each Portfolio may not invest more than 10% of its assets in time deposits maturing in more than two business days but less than seven business days.

     3. Each Portfolio will not enter into a repurchase agreement if it would cause more than 10% of its assets to be subject to repurchase agreements having a maturity of more than seven days; included in this 10% limitation would be any illiquid securities (as described below). See "Other Investment Techniques--Money Market Instruments and Repurchase Agreements."

     4. Each Portfolio will not invest more than 10% of its net assets in illiquid securities. Generally an illiquid security is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Portfolio has valued the instrument. Subject to this limitation, our Trustees have authorized the Portfolio to invest in restricted securities, specifically privately placed commercial paper, where such investment is consistent with each Portfolio's investment objective, and has authorized such securities to be considered to be liquid to the extent the Adviser determines that there is a liquid institutional or other daily market for such securities. For example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and for which a liquid institutional market has developed may be considered to be liquid securities. See the discussion relating to the purchase of illiquid securities in the section regarding the fundamental investment policies of the Portfolios under "Investment Objective and Policies" above.

     5. The E-fund will not invest more than 5% of its assets in variable rate securities.

     Each Portfolio may not sell short or buy on margin and may not write put or call options.

     Portfolio Quality and Required Maturities. Because the Money Market Portfolio and the E-fund each uses the amortized cost method of valuation (see "The Value of Our Shares"), a Portfolio will not purchase any instruments with a remaining maturity of more than 397 days (13 months), except for certain exceptions permitted by rules under the 1940 Act. Obligations of U.S. Government agencies and instrumentalities which have a variable rate of interest which is adjusted no less frequently than every 762 days are considered to have a maturity equal to the period remaining until the next adjustment date. A variable rate instrument which permits us to demand payment of the principal amount of the instrument at any time or at specified intervals of no more than 397 days (13 months), on no more than 30 days notice, is deemed to have a maturity of the longer of the period remaining until the interest rate is adjusted or the period remaining until the principal amount will be paid to us on demand. A variable rate instrument maturing in 397 days (13 months) or less is deemed to have a maturity equal to the period remaining until the next interest adjustment date. A floating rate instrument with a demand feature, and which has its interest rate pegged to an identified market interest rate, is deemed to have a maturity equal to the period of time remaining until the principal amount will be paid to us on demand, provided that our Trustees determine that the floating rate feature insures that the market value of the instrument will always approximate par value and that the instrument is of high quality. Our Trustees will review our holdings of variable rate instruments quarterly to assure themselves that these instruments continue to be of high quality. A repurchase agreement is considered to have a maturity equal to the period remaining until the delivery date on resale. An instrument called for redemption is considered as maturing on the date on which the redemption payment must be made. The Money Market Portfolio and the E-fund will each maintain a dollar-weighted average portfolio maturity that does not exceed 90 days.

     The Money Market Portfolio and the E-fund each intends to comply with Rule 2a-7 under the 1940 Act. Under that Rule, each Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government agency securities. In addition, we may only invest in securities which are rated within the top two rating categories (or, if unrated, deemed by our Adviser to be of equivalent credit quality). We may not invest more than 5% of each Portfolio's assets in securities which are not rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSROs") (for single-rated securities, one rating organization will suffice; for unrated securities, our Adviser may rely on its own credit equivalency assessment based upon procedures approved by our Trustees). If we do invest in securities which are not rated in (or, if unrated, not deemed equivalent to) the highest rating category, we will limit such investments so that no more than 1% of the total assets of each Portfolio is invested in securities of any one issuer rated below the highest category. In addition, pursuant to our own credit procedures, we will not invest in any unrated security or in any security rated by only one rating organization unless such security is on a list approved by our Trustees.

     Although Rule 2a-7 allows that 5% may be invested in second tier securities, each Portfolio's policy is to invest 100% in first tier securities only.

     Citizens Income Portfolio

     The objective of Citizens Income Portfolio is to provide as high a level of current income as we believe to be consistent with prudent investment risk. We invest in bonds and other debt securities which meet our financial and social criteria. We intend to purchase primarily intermediate- and long- term securities and to maintain a weighted average maturity of 5-15 years. However, at times, we may have a longer or shorter weighted average maturity if we believe it will help us meet our investment objective.

     We plan to invest at least 65% of the value of the Citizens Income Portfolio's assets in debt securities that are rated BBB or better by a NRSRO such as Standard & Poor's or Moody's; unrated securities which we believe are comparable in credit quality to securities rated BBB or better as described above; obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgages and other asset backed securities; other debt securities or cash and cash equivalents. Up to 35% of the Citizens Income Portfolio's total assets may be invested in debt securities which do not have the investment characteristics described above. Such debt securities could include convertible debt securities, convertible preferred and preferred stocks or other securities.

     In pursuit of our investment objective we will sometimes purchase securities that have warrants attached to them. These warrants are typically held on our books at a zero value, as the value of the warrants can only be realized upon their exercise (see "Other Investment Techniques--Warrants"). From time to time, we will also purchase options to buy or sell securities in the future at values determined by the performance of financial bench marks or indexes. The use of options can add risk to the Portfolio because the portfolio manager may determine that exercise of the option will not benefit the Portfolio and therefore, the amount invested to acquire the option will be lost. We may also purchase "structured securities," such as interest-only strips or similar vehicles where one or more of the rights within the underlying securities has been traded through the financial markets for a different right or series of rights. The risk associated with "interest-only strips" is that the security may prepay or default and our ability to collect interest payments will end.

     The Citizens Income Portfolio is authorized to purchase the securities described above from both U.S. and non-U.S. issuers (see "Other Investment Techniques--Foreign Securities").

     Citizens Emerging Growth Portfolio

     The objective of the Citizens Emerging Growth Portfolio is aggressive growth through investment in small and medium sized companies. Up to 100% of this Portfolio's assets will be invested in companies in the common and preferred stock of companies with capitalization in the range of $75 million to $4 billion. While many of these companies will have already demonstrated their strength, some will be still unseasoned, and therefore may have some speculative characteristics.

     The net asset value of this Portfolio is subject to significant fluctuation. Smaller companies have the potential for a much higher reward, as well as significantly more risk. To moderate this risk we plan to typically hold between 30-50 companies in the Portfolio, under normal conditions.

     At times we will also buy short-term fixed income securities for the Citizens Emerging Growth Portfolio. Since most of the companies we will purchase are relatively new, we expect dividend income to be negligible to accomplishing the Portfolio's objective.

     Citizens Global Equity Portfolio

     The objective of the Citizens Global Equity Portfolio is capital appreciation by investing in both foreign and U.S. markets. Investing in foreign companies and on international exchanges may entail greater risk than investing solely in the United States (see "Other Investment Techniques--Foreign Securities").

     In the Citizens Global Equity Portfolio we buy primarily common stocks of U.S. domestic and foreign companies. From time to time, we may also buy other securities such as convertible or preferred stocks and short-term debt securities. We plan to allocate over half our assets to foreign markets in most circumstances in a minimum of three countries.

     To moderate these risks as well as gain potential benefits we use a number of investment techniques. The first of these is country selection. We restrict our investments in emerging nations (those not included in Morgan Stanley's World Index) to no more than 25% of the assets of Citizens Global Equity Portfolio.

     When we invest on foreign exchanges we buy securities in the currency of the local country. Often the local currency will fluctuate vs. the dollar. To moderate this risk we engage in currency "hedging" when we feel it is appropriate to protect the value of our portfolio. We do this by entering into arrangements to buy or sell a particular currency, security, or securities index for a stated value at a given point in time. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investment being hedged. While there is a cost involved in hedging, we believe it allows us to moderate the risk of currency exchange. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments (see "Other Investment Techniques--Options Transactions").

     Citizens Index Portfolio

     The objective of the Citizens Index Portfolio is capital appreciation by investing in a specially designed index of 300 socially responsible companies.

     The Citizens Index Portfolio invests primarily in a market weighted index of companies included in the Standard & Poor's Composite Index of 500 Stocks ("S&P 500") that have passed Citizens' social screens in addition to companies that are not part of the S&P 500 but which pass our social and financial screens. Companies outside the S&P 500 are used in the Citizens Index Portfolio to add industry diversity and other financial characteristics that we believe will enable the Portfolio to track the returns of the S&P 500 as a whole.

     Securities will be purchased in a proportion equal to the weight of each company to the total index. At times we will also buy short-term fixed income securities for the Citizens Index Portfolio. Under normal circumstances these short-term investments will amount to no more than 5% of the Portfolio. Our investment results will usually lag the performance of the underlying index due to short-term cash investments and the deduction of portfolio expenses and transaction costs.


     Muir National Tax-Free Income Portfolio

     Our objective is to provide a high level of current income exempt from federal income tax. We seek to achieve this objective by investing primarily in securities which our Trustees believe will provide social, environmental and economic benefits.


     We will not compromise the quality of our Portfolio. While we place a high premium on the economic and social benefit of our investments, we do not sacrifice the quality of our portfolio to achieve our social, environmental and economic agenda. Our securities portfolio contains only Tax-Exempt Securities (as defined below) which have been rated "investment grade." Investment grade securities are securities which, at the time of purchase, have been rated in one of the four highest rating categories (i.e., "Baa" or higher) by Moody's, Standard & Poor's or Fitch Investors Service, Inc. or if not rated, are determined by our sub-adviser to be at least of equivalent quality.

     We do not invest in "junk bonds" (i.e. securities rated below investment grade). However, Tax-Exempt securities rated in the fourth highest rating category (the lowest rating category in which we may invest) have speculative characteristics. With respect to these securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated Tax-Exempt Securities. If we invest in any Tax-Exempt Security the rating of which subsequently drops below investment grade, our Board of Trustees will be notified and shall promptly determine on a case by case basis whether the security should be retained or sold. We maintain an operating policy that no more than 5% of our securities portfolio may consist of securities which, although rated investment grade when purchased, subsequently drop below investment grade.

     Many Tax-Exempt Securities are not rated by any credit rating agency. Although we are permitted to invest up to 10% of our total assets in unrated Tax-Exempt Securities, we currently do not invest in any such unrated securities and do not intend to do so in the foreseeable future. If we were to invest in unrated securities, the sub-adviser first would determine that these unrated Tax-Exempt Securities meet our credit quality standards by performing an independent credit analysis of the issuer of the security (and any institution giving a credit enhancement to the security) in accordance with procedures adopted by our Board of Trustees and reviewed by the Adviser.

-------------------------------------------------------------------------------
Other Investment Techniques

     Money Market Instruments and Repurchase Agreements

     During periods of unusual market conditions, or for liquidity purposes or pending the investment of the proceeds of the sale of its shares, we may invest all or a portion of assets of the Citizens Income Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, Citizens Index Portfolio, the E-fund and Money Market Portfolio in money market instruments, including: obligations of agencies and instrumentalities of the U.S. Government; certificates of deposit of banks; and commercial paper or other corporate notes of investment grade quality. We may also buy such securities subject to repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the agencies or instrumentalities of the U.S. Government, the values including accrued interest, or which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on securities collateralizing the repurchase. In the event of bankruptcy or other default by the vendor of a repurchase agreement, there may be possible delays and expenses in liquidating the resold securities, decline in the value of the resold securities and loss of principal or interest. However, in the opinion of management, these risks are not material; upon default, the resold securities constitute collateral for the repurchase obligation.

     Options Transactions

     Each Portfolio, other than Money Market Portfolio and E-fund, may from time to time buy and write (sell) call and put options on securities, security indices, and foreign currencies that are traded on recognized securities exchanges and over-the-counter markets. A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until or on a certain date (the expiration date). A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until or on the expiration date. The premium that a Portfolio receives for buying or writing a call or put option is deemed to constitute the market value of an option. Aggregate premiums paid for put and call options will not exceed 5% of the Portfolio's total assets at the time of each purchase. The premium that a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. These instruments are often referred to as "derivatives" which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolios may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment strategies. Each Portfolio will maintain segregated accounts consisting of liquid assets (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions) to avoid "leveraging" the Portfolio.

     Risks in the use of these derivative securities depends on the Adviser's ability to predict correctly the direction of interest rates, securities prices or other factors. Risks include: a) the risk that interest rates, securities prices or other factors do not move in the directions being hedged against, in which case the Portfolio will have incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefits; b) an imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences.

     Warrants

     Citizens Income Portfolio may invest in warrants. Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of the underlying securities.

     Foreign Securities

     Each Portfolio, other than the E-fund, may invest in foreign securities which meet our social and financial criteria. As discussed in the Prospectus, investing in foreign securities generally presents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where we believe that the applicable exchange rate is unfavorable at the time the currencies are received or we anticipate, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by the Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

     When-Issued Securities

     Each Portfolio, other than the Money Market Portfolio and the E-fund, may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, in many cases, a Portfolio purchasing securities on a when-issued basis, will take delivery of such securities. When a Portfolio commits to purchase a security on a when-issued or on a forward delivery basis, it will set up procedures consistent with current policies of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of a fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, we intend that a Portfolio will always have cash, short-term money market instruments or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although we do not intend to make such purchases for speculative purposes and we intend to adhere to current regulatory policies with respect to such purchases, purchases of securities on such bases may involve more risk than other types of purchases. For example, we may have to sell assets which have been set aside to cover our commitments in order to meet redemptions. Also, if we were to determine that it is necessary to sell the when-issued or forward delivery securities before delivery to a Portfolio, the Portfolio may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for when-issued or forward delivery securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation).


     Special Considerations Regarding Tax-Exempt Securities; Muir National Tax-Free Income Portfolio

     "Tax-Exempt Securities," as this term is used in this Statement of Additional Information, includes debt obligations issued by the United States, including U.S. Territorial obligations, obligations of Puerto Rico, Guam and the Virgin Islands and the obligations of the U.S. Government and its agencies and instrumentalities, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income taxes. Tax-Exempt Securities are generally issued to obtain funds for various public purposes. An inverse relationship exists between the value of debt obligations, including Tax-Exempt Securities, and interest rates (i.e., when interest rates decline, the value of debt obligations generally will tend to increase and when interest rates increase, the value of debt obligations generally will tend to decline).


     Municipal Notes. We may invest in different types of municipal notes including (i) tax anticipation notes; (ii) revenue anticipation notes; (iii) bond anticipation notes; (iv) construction loan notes; (v) short-term discount notes; and (vi) variable rate demand notes.

     Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer secured by the issuer's taxing power for the payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction loan notes are sold to provide construction financing for specific projects. After successful completing and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-term discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     We may also invest up to 5% of our total assets in variable or floating rate demand notes ("VRDNs"). VRDNs are tax-exempt securities that contain a floating or variable interest rate adjustable formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rate on a VRDN is adjusted periodically based on a specific external rate (e.g., bank prime rate) to maintain the VRDN's market value at approximately par. We decide which VRDNs to purchase in accordance with procedures prescribed by our Board of Trustees, which are intended to minimize credit risks. These procedures include, among other things, both a credit analysis of any financial institution that is giving credit support and a requirement that a VRDN be investment grade, as determined in accordance with procedures adopted by the Board of Trustees with respect to both its long-term and short-term aspects; (except that where credit support for the instrument is provided even in the event of default on the underlying security, we may rely only on the investment grade character of the short-term aspect of the VRDN, i.e., the demand feature.) VRDNs which are unrated must have quality characteristics similar to rated VRDNs in accordance with procedures adopted by our Board of Trustees.

     We may also invest in participation interests ("Participating VRDNs") in variable or floating rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide us with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days notice. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guarantee of the institution. The institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment. Our sub-adviser performs a credit analysis of the institution involved, following procedures adopted by our Board of Trustees.

     Municipal Bonds. Municipal bonds meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds have three principal classifications: (i) general obligation bonds; (ii) revenue bonds; and (iii) industrial development bonds.

     General obligation bonds are issued by states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     Revenue bonds are not secured by the full faith, credit and taxing power of their issuer. Rather, the principal security for revenue bonds is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

     Industrial development bonds are in most cases revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business, manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. Tax-exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. The social performance of any such corporate guarantor will be considered in accordance with procedures adopted by our Board of Trustees before we make an investment decision with respect to any guaranteed securities. We will not purchase industrial development bonds to the extent that the interest paid by particular bonds is not excluded from gross income for federal regular income tax purposes. We will not invest 25% or more of our total assets in industrial development bonds.

     Tax-Exempt Securities include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Our investment in municipal lease/purchase agreements will not exceed 5% of our total assets.

     While we may invest in Tax-Exempt Securities with maturities of any length, securities with longer maturities typically exhibit more fluctuation in market value and therefore the inclusion of such securities in our portfolio may increase the fluctuation of our net asset value. We invest in Tax-Exempt Securities with maturities of up to 30 years depending upon our assessment of the relative yield on securities of different maturities and our expectations of future changes in interest rates.

     There may, of course, be other types of municipal securities, similar to the foregoing described municipal securities, which may become available and could be included in our investment portfolio.


     It is also possible, although not anticipated, that under normal market conditions up to 20% of our net assets could be invested in municipal obligations, other securities on which the interest is a tax preference item under the federal alternative minimum tax, U.S. Treasury obligations, high quality commercial paper, obligations of U.S. banks (including commercial banks and savings institutions insured by the Federal Deposit Insurance Corporation ("FDIC") with assets of $1 billion or more, and repurchase agreements secured by U.S. Government securities. Some of the foregoing investments generate income that possibly would be subject to federal personal income taxes when distributed to our shareholders.

     For temporary defensive purposes only, we may invest up to 100% of our assets in (i) obligations issued or guaranteed by the full faith and credit of the U.S. Government, its agencies, instrumentalities or authorities, highest rated commercial paper, certificates of deposits of domestic banks with assets of $1 billion or more and repurchase agreements (subject to the limitations described below) the interest on which is subject to federal tax.


     We may purchase shares of no-load, open-end investment companies which invest in Tax-Exempt Securities with remaining maturities of one year or less (commonly known as "money market funds"). We will invest in such tax-exempt money market funds only as a short-term measure if our Adviser or sub-adviser determines that such money market funds provide a better combination of yield and liquidity than direct investment in short-term, Tax-Exempt Securities. Our Adviser will waive its management fee on any portion of our assets invested in such money market funds. We will not invest more than 10% of our total assets in shares issued by money market funds nor will we invest more than 5% of our total assets in a single money market fund.

-------------------------------------------------------------------------------
Factors That Affect the Value of Our Investment

     Money Market Instruments and Fixed Income Securities


     The value of the fixed income securities in which we invest will fluctuate depending in large part on changes in prevailing interest rates. Fixed income securities comprise all assets in the Money Market Portfolio, the E-fund, Citizens Income Portfolio and Muir National Tax-Free Income Portfolio and a portion of assets in the Citizens Emerging Growth Portfolio, Citizens Index Portfolio and Citizens Global Equity Portfolio under normal conditions. If these rates go up after we buy a security, its value may go down. On the other hand, if the rates go down, the security's value may go up. Changes in value and yield based on changes in interest rate may have different effects on short-term obligations than on long-term obligations. Long-term obligations, which often have higher yields, may fluctuate in value more than short-term ones. We do not expect changes in interest rates to significantly affect the value of our shares in the Money Market Portfolio and the E-fund, since we use the amortized cost method, which is described in the section "The Value of Our Shares." However, changes in interest rates can have a significant effect on the value of non-money market fixed income securities.


     The value of equity securities held in the Citizens Emerging Growth, Global Equity and Index Portfolios will fluctuate based upon market conditions and issues specific to the issuer. These include changes in the management and fundamental financial condition of the issuing company, prevailing economic and competitive conditions in the industry sectors in which the company does business and other factors which affect individual securities and the equity market as a whole.


-------------------------------------------------------------------------------
Turnover and Portfolio Transactions

     With regard to the Money Market Portfolio and the E-fund, we generally purchase investments and hold them until they mature. Historically, securities of U.S. Government agencies or instrumentalities have involved minimal risk when they have been held by investors to maturity. However, we may from time to time sell securities and purchase others to attempt to take advantage of short-term market variations. We may also sell securities prior to maturity to meet redemptions or as a result of a revised evaluation of the issuer by our Adviser.


     For the Citizens Income Portfolio and Muir National Tax-Free Income Portfolio we purchase fixed income securities and for Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio and the Citizens Index Portfolio, we may purchase both equity and fixed income securities and hold them until such time as we believe it is advisable to sell them in order to realize a gain or loss whereupon we reinvest these assets in other securities.


The Citizens Index Portfolio seeks to have a turnover of less than 25% per year. The Global Equity Portfolio is expected to have a portfolio turnover rate of 200%. Higher portfolio turnover rate increases transaction costs and may increase taxable gains.

     Our Adviser seeks to obtain for us the best net price and the most favorable execution of orders. Purchases are made from issuers, underwriters, dealers or brokers, and banks who specialize in the types of securities we buy. Purchases from underwriters include a commission or concession paid by the issuer to the underwriters. Purchases from dealers include the spread between the bid and asked prices and purchase from brokers include commissions paid to the broker based upon the transaction size. If the execution and price offered by more than one dealer are comparable, the order may be given to a dealer who has provided research advice, quotations on portfolio securities or other services. Our Adviser will comply with Rule 17e-1 under the 1940 Act in regards to brokerage transactions with affiliates, to assure that commissions will be fair and reasonable to the shareholders.

     Our Adviser may allocate transactions to broker/dealers in exchange for services. By allocating transactions to obtain services, the Adviser is able to supplement its own efforts. While it is not possible to place a dollar value on these services, it is the opinion of the Adviser that the receipt of these services does not materially reduce the Adviser's overall expenses. These services may or may not be useful to us or to our Adviser and its affiliates which engage in securities activities. For the fiscal years ended June 30, 1993, 1994, 1995 and 1996, all portfolio purchases, as described above, were made directly from issuers or from dealers, and we paid commissions in aggregate as follows: 1993-$79,300, 1994-$329,000, 1995-$250,000 and 1996-$171,957.

     Our Adviser also may enter into "soft dollar" arrangements with broker/dealers. A soft dollar arrangement is one in which the brokerage commissions generated through trading are used to purchase ancillary products and services relating to social and investment research.


-------------------------------------------------------------------------------
The Value of Our Shares

     The value of our shares is expressed as net asset value. The net asset value per share is computed by subtracting total liabilities from total assets and dividing that number by the total number of our outstanding shares. All expenses are accrued daily and taken into account in determining net asset value.

     We attempt to keep the net asset value of our Money Market Portfolio and the E-fund fixed at $1.00 per share, while we expect the net asset value per share in our other Portfolios to fluctuate.

     The value of our shares for each Portfolio, other than the Money Market Portfolio and the E-fund, is determined at 4:00 p.m. Eastern Time on each day on which the New York Stock Exchange is open for regular trading and at such other times as we feel may be necessary or appropriate.

     The value of our shares for the Money Market Portfolio and the E-fund is determined at 4:00 p.m. Eastern Time on each day that the Portfolios are open. The Portfolios are currently open on each day, Monday through Friday, except New Year's Day, Martin Luther King, Jr's. Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Money Market Portfolio and the E-fund

     Our Trustees have determined that it is appropriate for us to value our Money Market Portfolio and the E-fund using the amortized cost method and that this method represents the fair value of each Portfolio's shares. This method values a security at the time of its purchase at cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains and losses.

     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by the amortized cost method, is higher or lower than the price we would receive if we sold the instrument. During periods of declining interest rates, the daily yield on our shares may tend to be higher than a like computation made by a fund with identical investments which uses a method of valuation based on market prices and which reflects capital changes in its dividends. Thus, if the use of amortized cost by us resulted in a lower aggregate portfolio value on a particular day, a prospective investor in our shares would be able to obtain a somewhat higher yield from us than he would from investment in the other fund, and existing investors in our shares would receive less investment income. The converse would apply in a period of rising interest rates.

     To use the amortized cost method, our Board of Trustees must establish procedures designed to stabilize the net asset value of the Money Market Portfolio and the E-fund at $1.00 per share, to the extent reasonably possible. These procedures must include review of the portfolio by the Board at intervals it deems appropriate and reasonable in the light of market conditions to determine how much the net asset value using available market quotations deviates from the net asset value based on amortized cost. For this purpose, when market quotations are available, securities are valued at bid price. If market quotations are not available, investments are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of our Board of Trustees, including being valued at prices based on market quotations for investments of similar type, yield and maturity.

     Under the procedures which our Trustees have adopted in connection with valuation of our securities at amortized cost, our dividend policy will change under certain circumstances. If on any day there is a deviation of more than 3/10th of 1% between the net asset value of a share computed on the amortized cost basis and that computed on an available market price basis, the amount of the deviation in excess of $0.003 will be added to or subtracted from the dividend for that day in order to reduce the deviation to within $0.003. If on any day the dividend is not large enough to absorb any such reduction and the deviation is more than $0.005, our Board will be required, under a rule of the SEC, to consider taking other action. Such action could include the sale of portfolio securities, reducing or eliminating dividends or establishing a net asset value per share based on market quotations.

     To use the amortized cost method, we must also limit our portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments which our Board of Trustees determines present minimal credit risks and which are of "high quality," e.g., portfolio investments rated in one of the top two rating categories by at least two rating organizations or, if not rated or created by only one rating agency, are of comparable quality in the judgment of our Adviser and Trustees. A rated instrument that is subject to some external agreement (such as a bank letter of credit), which agreement was not considered in rating the instrument, is considered unrated and the Board of Trustees and our Adviser will determine whether the external agreement makes the instrument of comparable quality.


     Citizens Income Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, the Citizens Index Portfolio and the Muir National Tax-Free Income Portfolio

     As described in the Prospectus, the Citizens Income Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, the Citizens Index Portfolio and the Muir National Tax-Free Income Portfolio are generally valued on the basis of market values. Equity securities, if any, in a Portfolio are valued at the last sales price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for listed securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Debt securities are generally valued at their most recent closing sale prices, or, if there is no closing sale price, at the bid price, in the principal market in which such securities are normally traded. Fixed income securities maturing within 60 days are normally valued at cost, plus or minus any amortized discount or premium. Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are appraised at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Fund's Board of Trustees.


     Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluation based upon expert analysis of market data or other factors if such valuations are believed to reflect more accurately the fair value of such securities.

     Use of a pricing service has been approved by the Fund's Board of Trustees. There are a number of pricing services available, and the Trustees and officers of the Fund acting on behalf of the Trustees, may use or discontinue the use of any pricing service now, or in the future, employed.

-------------------------------------------------------------------------------
Information About Our Yield and Total Return

     We report the investment performance of each Portfolio in several ways. All performance reported in advertisements is historical and not intended to indicate future returns.


     Yield


     From time to time the "yield" and "compounded effective yield" of the Portfolios may be published in advertisements and sales material. For the Money Market Portfolio and the E-fund, the yield is usually quoted for a seven day period. For the Citizens Income Portfolio and the Muir National Tax-Free Income Portfolio we usually report for a 30 day period.


     Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

Our yield is calculated by using the SEC formula:
Yield = 2[ (a-b + 1)6 - 1]
            cd

 where:
a = interest earned during the period
b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions.
d = the maximum offering price per share on the last day of the period.

     Compounded effective yield, which we may also quote, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding.

The formula for effective yield is:
[(base period return + 1) 365/7 - 1]


     In addition, we may also quote a tax equivalent yield for the Muir National Tax-Free Income Portfolio which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund which invests in tax-exempt obligations. Such yield is computed by dividing that portion of our yield (computed as indicated above) that is tax-exempt by one minus the highest applicable income tax rate and adding the product to that portion of our yield that is not tax-exempt.


     Current yield, effective yield and tax equivalent yield which are calculated according to a formula prescribed by the SEC are not indicative of the amounts that actually may be paid to our shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable equivalent distribution rate. The current distribution rate is computed by dividing the total amount of dividends per share we paid during the past twelve months by a current maximum offering price. A taxable equivalent distribution rate demonstrates the taxable distribution rate equivalent to our current distribution rate (calculated as indicated above). Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from additional sources (i.e., sources other than dividends and interest, such as short-term capital gains), and is calculated over a different period of time.

     The following table sets forth various measures of performance for the Portfolios as of June 30, 1996:

                                                    Compounded
                                                    Effective
       Portfolio                     7-Day Yield      Yield         30-Day Yield
       ---------                     -----------      -----         ------------
Working Assets Money Market
Portfolio                            4.02%          4.10%                 NA

E-fund                               5.24%          5.38%                 NA

Citizens Income Portfolio            NA             NA                    6.42%




     The current yield of the Money Market Portfolio and the E-fund for a specific period of time is calculated based on a hypothetical account containing exactly one share at the beginning of the period. The net change in the value of the account during the period is determined by subtracting this beginning value from the value of the account at the end of the period including a hypothetical charge reflecting deductions from shareholder accounts. Capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation) are excluded from the calculation. Because the change will not reflect any capital changes, the dividends used in the yield computation may not be the same as the dividends actually declared. The dividends used in the yield calculation will be those which would have been declared if there had been no capital changes included in our actual dividends. The net change in the account value is then divided by the value of the account at the beginning of the period and the resulting figure is called the "base period return." The base period return is then multiplied by (365/7) for a seven day effective yield with the resulting yield figure carried to the nearest hundredth of one percent.

     The "compounded effective yield" for the Money Market Portfolio and the E-fund is determined by annualizing the base period return and assuming that dividends earned are reinvested daily. Compounded effective yield is calculated by adding 1 to the base period return (which is derived in the same manner as discussed above) raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     Compounded effective yield information is useful to investors in reviewing the performance of our Money Market Portfolio and the E-fund since the yield is calculated on the same basis as those of other money market funds. However, shareholders should take a number of factors into account in using our yield information as a basis for comparison with other investments.

     Since our Money Market Portfolio and the E-fund are invested in short-term money market instruments, our yield will fluctuate with money market rates. Therefore, the compounded effective yield is not an indication of future yields. Other investment alternatives such as savings certificates provide a fixed yield if held full term, but there may be penalties if redeemed before maturity, whereas there is no penalty for withdrawal at any time in the case of our Portfolios.


     The yield quotation for the Citizens Income Portfolio and the Muir National Tax-Free Income Portfolio is based on the annualized net investment income per share of a Portfolio over a 30 day period. The yield is calculated by dividing the net investment income per share of a Portfolio earned during the period by the public offering price per share of the Portfolio on the last day of that period. The resulting figure is then annualized. Net investment income per share is determined by dividing (i) the dividends and interest earned by a Portfolio during the period, minus accrued expenses for the period, by (ii) the average number of the Portfolio's shares entitled to receive dividends during the period multiplied by the public offering price per share on the last day of the period. Income is calculated for the purposes of yield calculations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation as these are reflected in each Portfolio's net asset value per share.


     Total Return and Other Quotations


     We also can express the investment results in terms of "total return." We do this for the Citizens Income Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, Citizens Index Portfolio and Muir National Tax-Free Income Portfolio to take account of fluctuations in share value in addition to income from interest and dividends. Total return refers to the total change in value of an investment in the Portfolio over a specified period, while the yield calculation only reflects the income component.


     We compute total return by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of these shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, we adjust the cumulative total return to calculate average annual total return during that period.

These figures will be calculated according to the SEC formula:

P(1 + T)n = ERV
where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods

     We also calculate an annual total return for the E-fund on a daily basis. This number is the true reflection of what the E-fund returns to you. We calculate total return for the E-fund by adding the net investment income together with the Portfolio's other income, including income from debit card transactions, and other income and capital changes, if any.

     For the fiscal year ended June 30, 1996 the Portfolios had the following performance:



                                                                                                      Hypothetical
                                                                       Annualized                  Investment Return
                                                                      Total Return                on $1,000 for the 1
        Portfolio                  1 Year Total Return              Since Inception                    Year Period
        ---------                  -------------------              ---------------                    ----------

Citizens Income Portfolio                  5.48%                          6.54%                        $1,054.80

Citizens Emerging Growth                   42.53%                         26.19%                       $1,425.30
Portfolio

Citizens Global Equity                     12.64%                         8.36%                        $1,126.40
Portfolio

Citizens Index Portfolio                   23.79%                         25.58%                       $1,237.90


     When we quote each Portfolio's yield or total return we are referring to its past results and not predicting our future performance. We quote total return for the most recent one year period as well as average annual total return for the most recent five- and ten-year periods, or from the time when we first offered shares, whichever is shorter. Sometimes we advertise our actual return quotations for annual or quarterly periods or quote cumulative return for various periods. When we do this, we also always present the standardized total return quotations at the same time.

     When we quote our investment results we sometimes will compare them to unmanaged market indices such as the Dow Jones Industrial Average and the S&P 500, and other data and rankings from recognized independent publishers, sources such as Bank Rate Monitor, Money Magazine, Morningstar, Forbes Magazine, Lipper Analytical Services and others.


-------------------------------------------------------------------------------
Dividends and Distributions

     Money Market Portfolio and the E-fund

     As described in the Prospectus, net income is determined and accrued daily and paid monthly. This dividend is payable to everyone who was a shareholder at 4:00 p.m. Eastern time on the day the dividend is declared. Accordingly, when shares are purchased dividends begin to accrue on the day the Transfer Agent receives payment for the shares, provided that the payment is received by 4:00 p.m. Eastern time. When shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent, provided that the request is received after 4:00 p.m. Eastern time. Dividends are automatically reinvested in shares, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends. For the purpose of calculating dividends, our daily net investment income consists of: (a) all interest income accrued on investments (including any discount or premium ratably amortized to the date of maturity or determined in such other manner as the Trustees may determine); and (b) minus all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles; and (c) plus or minus all realized and unrealized gains or losses on investments.

     Citizens Income Portfolio

     The Citizens Income Portfolio distributes to its shareholders monthly dividends substantially equal to all of its net investment income. The Portfolio's net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the Portfolio at least annually. Dividends and capital gains distributions are automatically reinvested at net asset value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid at the close of the appropriate monthly or annual period.


     Muir National Tax-Free Income Portfolio


     The Portfolio intends to declare a dividend daily, payable monthly, equal to substantially all of its net investment income and to distribute substantially all net realized long-term capital gains (and any short-term capital gains) at least once each calendar year. Dividends and capital gains are automatically reinvested in additional shares at net asset value per share on the reinvestment date unless the shareholder has previously requested in writing that the payment be made in cash.

     Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio and Citizens Index Portfolio

     The Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio and the Citizens Index Portfolio normally declare and pay dividends substantially equal to all net investment income annually. Net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the Portfolios at least annually. Dividends and capital gains distributions are automatically reinvested at net asset value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid annually.

-------------------------------------------------------------------------------
Federal Taxes

     Status as a "Regulated Investment Company"

     Each of the Portfolios intends to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). We plan to continue this election in the future for all Portfolios of the Fund.

     To qualify for the tax treatment afforded a "regulated investment company" under the Code, a Portfolio must annually distribute at least 90% of its net investment income and net short-term capital gains and meet certain requirements with respect to sources of income, diversification of assets, and distributions to shareholders. If a Portfolio elects and qualifies for such tax treatment, the Portfolio will not be subject to federal income tax with respect to amounts distributed. Under current law, in order to qualify, a Portfolio must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, and income from certain other sources; (b) derive less than 30% of its gross income from the sale or other disposition of stock, or securities and certain other investment held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). Options that are held by a Portfolio at the end of its taxable year are subject to section 1256 of the Code and will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     A Portfolio that qualifies as a "qualified investment company," may nonetheless be subject to certain federal excise taxes unless the Portfolio meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year,
(ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the excess, if any, of the sum of the taxable income of the regulated investment company for the previous calendar year plus all amounts from previous years that were not distributed over the amount actually distributed for such preceding calendar year. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Portfolio from the Portfolio's current year's ordinary income and capital gain net income and (ii) any amount on which the Portfolio pays income tax for the year. We intend to meet these distribution requirements, to avoid the excise tax liability, with respect to each of the Portfolios. As long as a Portfolio maintains its status as a regulated investment company and distribute all of its income, the Portfolio will not be subject to any Massachusetts income or excise tax.

     The Code permits the character of tax-exempt interest received by a regulated investment company to flow through as tax-exempt dividends when distributed to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations, the interest on which is exempt under Section 103 (a) of the Code. We intend to satisfy this 50% requirement in order to permit our distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of our shareholders. Distributions to shareholders of tax-exempt interest earned by us for the taxable year are therefore not subject to federal income tax, although such distributions may be subject to the individual and corporate alternative minimum taxes described below. A portion of original issue discount relating to stripped municipal bonds and their coupons may be treated as taxable income under certain circumstances.

     Distributions of Net Investment Income


     Dividends derived from net investment income and any excess of net short-term capital gains over net long-term capital losses will be taxable to shareholders as ordinary income. For each of the Portfolios other than Money Market Portfolio, the E-fund, Citizens Income Portfolio and Muir National Tax-Free Income Portfolio, a portion of these ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualified for that deduction with respect to its holding of a Portfolio's shares. Availability of the deduction to particular corporate shareholders is subject to certain limitations and deductible amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Since the investment income of the Money Market Portfolio, the E-fund, Citizens Income Portfolio and Muir National Tax-Free Income Portfolio is derived from interest rather than dividends, no portion of the dividends received from these Portfolios will be eligible for the dividends received deduction. Moreover, to the extent that a Portfolio derives investment income from sources within foreign countries, such Portfolio's dividends and distributions will not qualify for such deduction.


     Shareholders will be taxed for federal income tax purposes on dividends in the same manner whether such dividends are received as shares or in cash. Distributions from the Portfolios will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     Any dividend or distribution (except for dividends of net investment income declared by the Money Market Portfolio and the E-fund) will have the effect of reducing the per share net asset value of shares in a Portfolio by the amount of the dividend or distribution. Shareholders purchasing shares in any of the Portfolios shortly before the record date of any taxable dividend or other distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     Any loss realized upon a redemption of the shares in a Portfolio held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon redemption of shares may also be disallowed under the rules relating to wash sales.

     If we acquire securities that produce taxable income, we will be able to designate only a portion of our dividends as tax-exempt to you. We will designate the tax-exempt percentage on an actual earned basis and will notify you of the percentage by January 31st of the following year. Under this designation method, the percentage designated as tax-exempt for any particular distribution may be substantially different from the percentage of our income that was tax-exempt during the period covered by the distribution.

     Section 147 (a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. We have not undertaken any investigations as to the users of the facilities financed by tax-exempt bonds in its portfolio.

     Special tax considerations apply with respect to foreign investments of those Portfolios which permit such investments. For example, foreign exchange gains and losses realized by a Portfolio generally will be treated as ordinary income or losses. In addition, investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Portfolio to a reduced rate of tax or an exemption from tax on such income.

     Non-U.S. Shareholders

     Distributions of net investment income to non-resident aliens and foreign corporations will be subject to U.S. tax. For shareholders who are not engaged in a trade or business in the U.S. to which the distribution is effectively connected, this tax is withheld at the rate of 30% upon the gross amount of the distribution in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. However, if the distribution is effectively connected with the conduct of the shareholder's trade or business within the United States, the distribution will be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate.

     The foregoing is limited to a discussion of federal taxation. It should not be viewed as a comprehensive discussion of the items referred to nor as covering all provisions relevant to investors. Dividends and distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details on their particular tax status.


     Taxation; Muir National Tax-Free Income Portfolio

     Investment in the Muir National Tax-Free Income Portfolio would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

     Because the Muir National Tax-Free Income Portfolio will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for federal personal income tax purposes. In addition, the Code may require a shareholder of this Portfolio, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by this Portfolio which represents income from private activity bonds held by the Portfolio may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, (i) some or all of a the Portfolio's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes and (ii) the receipt of the Portfolio's dividends and distributions may affect a corporate shareholder's federal "environmental" tax liability. In addition, the receipt of Portfolio dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and a Subchapter S corporate shareholder's federal "excess et passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) subject to a federal alternative minimum tax, the federal "environmental" tax, the federal "branch profits" tax or the federal "excess net passive income" tax.

     In the case of the Muir National Tax-Free Income Portfolio, these statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes.


     After the end of each calendar year, each shareholder receives information for tax purposes on the dividends and distributions for that year, including any portion taxable as ordinary income, any portion taxable as capital gains, any portion representing a return of capital, any amount of dividends eligible for the dividends-received deduction for corporations. Shareholders of the Muir National Tax-Free Income Portfolio will also receive information regarding the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which we have designated as tax-exempt, and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.


===============================================================================
Redemption Information

     The redemption information below supplements the information contained in the Prospectus. We pay redemption proceeds within five business days after we receive a proper redemption request. Our obligation to pay for redemptions can be suspended when the New York Stock Exchange is closed other than for weekends or holidays or under certain emergency conditions determined by the SEC. The holidays on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, to the above mentioned holidays, Money Market Portfolio and the E-fund are also closed on Martin Luther King, Jr's. Birthday (observed), Columbus Day and Veterans Day. We pay redemption proceeds in cash, except that our Board of Trustees has the power to decide that conditions exist which would make cash payments undesirable. In that case, we could send redemption payments in securities from our portfolio, valued in the same method as we used to determine our net asset value. There might then be brokerage or other costs to the shareholder in selling these securities. We have elected to be governed by Rule 18f-1 under the 1940 Act, which requires us to redeem shares solely in cash up to the lesser of $250,000 or 1% of our total net assets during any 90 day period for any one shareholder. Your redemption proceeds may be more or less than your cost, depending on the value or our shares.

     If any of the shares being redeemed were recently purchased by check or electronic funds transfer, we may delay sending the redemption proceeds for up to ten business days while we determine whether the check or electronic funds transfer used to purchase the shares has been honored by the bank on which it was drawn or made. You can eliminate any possible delay by making your investment by wire.

     We have the right to compel the redemption of shares of each Portfolio, other than the E-fund, held in an amount if the aggregate net asset value of the shares in the account is less than $2,500. If our Adviser decides to do this, we will advise shareholders who would be affected to increase the size of their accounts to the $2,500 minimum.

-------------------------------------------------------------------------------
Trustees and Officers

     We have a Board of Trustees which provides broad supervision over our affairs. Our officers are elected by the Board and are responsible for day to day operations. The Trustees and officers are listed below, together with their date of birth and principal occupations during at least the past five years. (Their titles may have varied during that period.) The address of each, except where an address is indicated, is One Harbour Place, Portsmouth, New Hampshire 03801.

     The Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees") are indicated by an asterisk.

     William D. Glenn, II (9/9/48), Co-Chair of the Board and Trustee, has been a shareholder of Citizens Trust since 1983. He is a psychotherapist and the Executive Director of Continuum HIV Day Services in San Francisco. He is a past President of the San Francisco AIDS Foundation and former member of the Board of Directors of the Gay Rights Chapter of the Northern California American Civil Liberties Union. From 1981 to 1988, Mr. Glenn was the Assistant Principal and Dean of Students at Mercy High School in San Francisco. He currently serves on the boards of San Francisco's KQED and the 18th St. Services Chemical Dependency Recovery Center. Address: 915 Las Ovejas, San Rafael, California 94903

     Sophia Collier* (3/13/56), President, Treasurer and Trustee, is President and Principal owner of Citizens Advisers. She also serves in an advisory capacity to RhumbLine Advisers. Please see the section entitled "Additional Information Regarding The Management Company" for more information regarding Ms. Collier.

     Juliana Eades (2/2/53), Trustee, has served as Executive Director of the $4 million New Hampshire Community Loan Fund since its inception in 1984. In this capacity she has been a leading force in the creation of jobs and affordable housing in New Hampshire. Prior to accepting her position at the Loan Fund, Ms. Eades was Program Manager at the N.H. Governor's Council on Energy. In other community activities, Ms. Eades is a member of the Campaign for Rate Payers' Rights and the Society for the Protection of New Hampshire Forests. Address: 79 South State Street, Concord, New Hampshire 03301.

     Lokelani Devone (4/8/57), Trustee, is the Assistant General Counsel at DFS Group Limited, an international retail business group where she has worked since 1989. Address: 525 Market Street, 33rd floor, San Francisco, California 94105.

     Azie Taylor Morton (2/1/36), Co-Chair of the Board, Audit Committee Chair and Trustee, was Treasurer of the United States during the Carter Administration. From 1984 - 1989, she owned and operated the Stami Corporation, a franchisee of Wendy's Old Fashioned Hamburgers. Her 30 year career began as a teacher at the State School for Girls in Crockett, Texas. She went on to work at the AFL-CIO, the White House Conference on Civil Rights and U.S. Equal Employment Opportunity Commission. She has served as the Commissioner of the Virginia Department of Labor and Industry as well as Executive Director of the Human Rights Project, Inc. In 1990 - 92 she was Director of Resource Coordination at Reading is Fundamental, Inc. She is currently an investment adviser. Address: 10910 Medfield Court, Austin, Texas 78739.

     J.D. Nelson* (3/28/38), Trustee, is the founder and C.E.O. of RhumbLine Advisers Corp., a minority-owned investment firm specializing in the management of institutional pension assets using indexed and quantitative techniques. Mr. Nelson was formerly Senior Vice President and Director of Public Funds Services at State Street Bank and Trust Company in Boston. Prior to his twelve years at State Street, he was the Administrator of the Democratic National Committee. He currently serves on the Board of the City of Boston's Economic Development Industrial Corporation. He is a former Chairman of the Roxbury MultiService Center (Mass.), a past director of the United Way and has taught at the School of Banking at Williams College. Address: RhumbLine Advisers, 50 Rowes Wharf, Boston, Massachusetts 02110.

     Ada Sanchez (8/17/52), Trustee, is the former Director of the Public Service and Social Change Program at Hampshire College. From 1985 - 1987 she was the National Toxic Waste Campaign Coordinator for Greenpeace USA. Prior to that Ms. Sanchez was involved with a number of activist organizations including; Western States Field Consultant for the Disarmament Program for the National Fellowship of Reconciliation, co-director and founder of Viewpoint Syndicate, lecturer for Progressive Foundation Speakers Bureau, national coordinator for Supporters of Silkwood and outreach coordinator for Coalition for Non-Nuclear World. Address: 16119 Oak Manor Drive, Tampa, Florida 33624

     Our Board of Trustees functions with a Nominating Committee comprised of the whole Board, but pursuant to our Distribution Plan (see "Our Distributor") below, we have agreed that Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement relating to the Plan ("Qualified Trustees") shall have primary responsibility for the selection and nomination of other Qualified Trustees. This agreement will continue for so long as our Distribution Plan is in effect.

The following compensation table disclosed the aggregate compensation from the Fund for services provided through June 30, 1996.

                 CITIZENS INVESTMENT TRUST - COMPENSATION TABLE
===============================================================================

  Name of Person and        Aggregate Compensation      Total Compensation Paid
      Position                 from The Fun                  to Trustees

Azie Taylor Morton                 $4,000                      $4,000
Juliana Eades                      $4,000                      $4,000
William D. Glenn, Jr.              $6,500                      $6,500
Ada Sanchez                        $4,000                      $2,000
Lokelani Devone                    $ 750                        $ 750
Sophia Collier*                      0                            0
J.D. Nelson*                         0                            0
===============================================================================

* Sophia Collier is an Interested Trustee and received no compensation from Citizens Trust. J.D. Nelson did not become an Interested Trustee until March 1995 and received compensation from the Fund prior to his change in status to an interested trustee.

     The Trustees who are not "interested persons" received aggregate fees from us of $23,750 for services provided through June 30, 1996 and were also reimbursed for out of pocket expenses. Our Trustees, officers and members of the Board of Advisors as a group owned less than 1% of our outstanding shares as of June 30, 1996.

     Other Officers of The Fund

     Christine Pratt (1/6/47), Secretary, is Senior Vice President of Citizens Advisers and began working for Citizens Advisers in June, 1996. Prior to that time, Ms. Pratt was employed by BayBanks, where she headed up the lending and servicing division for BayBanks Consumer Lending and Mortgage subsidiaries.

     Suzan Barron (9/5/64), Vice President, is Legal Counsel of Citizens Advisers and joined the Adviser in January, 1997. From March, 1993 to October, 1996, Ms. Barron held the position of Legal Counsel with Signature Financial Group, Inc., a mutual fund administrator and distributor. Prior to that time, Ms. Barron was a Legal Administration Officer with The Boston Company.


-------------------------------------------------------------------------------
Additional Information Regarding Citizens Advisers

     Sophia Collier individually owns 60% of the outstanding stock of Citizens Advisers, Inc. Ms. Collier is the founder of American Natural Beverage Corp., the maker of Soho Natural Soda, a company which Ms. Collier co-founded in her Brooklyn kitchen when she was 21 years old and built up over the next 12 years to an enterprise with 52 employees and retail sales of $25 million. Soho Soda was the first natural soda in America and was created as an alternative to unhealthful mass market sodas. Ms. Collier and her partners sold American Natural Beverage Corp. in 1989.

     Four other individuals own the remaining 40% of the outstanding stock of Citizens Advisers, Inc., as follows: John F. Dunfey (12%); Robert J. Dunfey, Sr. (12%); Gerald F. Dunfey (12%); and William B. Hart, Jr. (4%). John, Robert and Gerald Dunfey, brothers, now serve as directors of the Dunfey Group, a venture capital and investment company. The Dunfey family has been associated, over a number of years, with progressive social and political causes and has actively participated in organizations dedicated to world peace, human and civil rights, and economic justice. The family founded and continues to sponsor New England Circle, a forum for the "discussion of social, political, literary and educational topics that can lead to constructive change in our lives, our nation and our world."

-------------------------------------------------------------------------------
Investment Advisory and Other Services

     We are advised by Citizens Advisers, Inc. (the "Adviser") under a contract known as the Management Agreement. The Adviser has offices at 111 Pine Street, San Francisco, California 94111 and One Harbour Place, Portsmouth, New Hampshire 03801. The Adviser is a California corporation. Citizens Securities, Inc., a wholly-owned subsidiary and a California corporation, serves as the Fund's distributor.


     The Management Agreement provides for the Adviser, which is subject to the control of our Board of Trustees, to decide what securities will be bought and sold, and when, and requires the Adviser to place purchase and sale orders. At the Adviser's discretion and sole expense, these duties may be delegated to a sub-adviser. The Adviser maintains these duties for the Muir National Tax-Free income Portfolio.


     GMG/Seneca Capital Management, L.P.


     Our sub-adviser for the Money Market, E-fund, Citizens Income and Emerging Growth Portfolios is GMG/Seneca Capital Management, L.P., a registered investment adviser established in 1990. It is a wholly owned subsidiary of GMG Capital Management, LLC, which manages over $3 billion from their offices at 909 Montgomery Street, San Francisco, California. Organized as a California limited partnership, GMG/Seneca Capital Management, L.P. has two general partners, Gail Seneca and Genesis Merchant Group, L.P., an Illinois Limited Partnership. Genesis Merchant Group, in turn, has three general partners: William K. Weinstein, Gail Seneca and Philip C. Stapleton. Prior to starting GMG/Seneca, Ms. Seneca was employed by Wells Fargo Bank as a senior investment officer.


     Clemente Capital, Inc.

     Our sub-adviser for the Citizens Global Equity Portfolio, Clemente Capital, Inc., is a registered investment adviser organized in 1979. It is majority owned by Lilia Clemente with 61.15% ownership; Wilmington Trust of Wilmington, Delaware with 24% and Diaz-Verson Capital Investments, Inc. of Columbus, Georgia with 14.85%. Clemente also manages the First Philippine and Clemente Global Growth Funds, two closed-end funds traded on the New York Stock Exchange. Its headquarters are at Carnegie Hall Tower, 152 West 57th Street, New York, New York.

     RhumbLine Advisers, Inc.

     The Citizens Index Portfolio is sub-advised by RhumbLine Advisers, a registered investment adviser established in 1990 with offices at 30 Rowes Wharf, Boston, Massachusetts. RhumbLine is owned in excess of 97% by J.D. Nelson, who is also an interested trustee of the Trust.

     The Adviser (or the sub-adviser) provides us, at the Adviser's expense, with all office space and facilities and equipment and clerical personnel necessary to carry out its duties under the Management Agreement. Some of our Trustees and our officers are employees of our Adviser and receive their compensation from the Adviser. Our custodian bank maintains, as part of its services for which we pay a fee, many of the books and records as we are required to have and computes our net assets value and dividends per share.

     We pay the Adviser a fee for its services at a percentage of each Portfolio's average annual net assets as follows:


     Money Market Portfolio--0.35%; the E-fund--0.10%; Citizens Income Portfolio--65%; Citizens Emerging Growth Portfolio--1.00%; Citizens Global Equity Portfolio--1.00%; Citizens Index Portfolio--0.50%; and Muir National Tax-Free Income Portfolio--0.65%. The fee is accrued daily and paid at least monthly. The Adviser has agreed to limit our expenses each year. If expenses exceed this limit, the Adviser will reduce its fee by, or refund, the amount of the excess. The limit on our expenses, pursuant to the Management Agreement, is as follows: Money Market Portfolio: 1.50% of the first $40 million or our average annual net assets and 1% thereafter; Citizens Income Portfolio: 1.75% of the first $75 million of average net assets and 1.25% thereafter; and Muir National Tax-Free Income Portfolio: 0.65% of the Portfolio's average daily net assets.


     There is no limit on expenses for the E-fund, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio and Citizens Index Portfolio. Not all our expenses are subject to this limit. Interest expenses, taxes, brokerage commissions, and extraordinary expenses, such as litigation, that do not usually occur in the operations of a mutual fund are not included. We are also subject to a statutory expense limitation imposed by the State of California. This expense limitation requires the Adviser to reduce its fee to the extent the aggregate annual expenses of a Portfolio exceed 2.50% of the first $30 million of average net assets in the Portfolio, 2% of the next $70 million of average net assets, and 1.50% of the remaining average net assets in a Portfolio in any fiscal year.


     For the fiscal years ended June 30, 1994, 1995 and 1996, the Adviser received the following fees: Money Market Portfolio, 1994-$619,206, 1995-$526,422, 1996-$423,731; Citizens Income Portfolio, 1994-$125,495,
1995-$167,280, 1996-$207,386; Citizens Emerging Growth Portfolio, 1994-$7,696,
1995-$67,908, 1996-$197,492; Citizens Global Equity Portfolio, 1994-$12,569,1995-$78,349, 1996-$118,662; and Citizens Index Portfolio, 1994-$0,
1995-$760,572, 1996-$689,466. For the fiscal period ended June 30, 1996, the
Adviser accrued expenses of $4,018 on behalf of the E-fund, all of which was waived by the Adviser.


     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, thereunder, the Adviser is not liable for any loss sustained by the purchase, sale or retention of any security and permits the Adviser to act as investment adviser and/or principal underwriter for any other person, firm or corporation. The Management Agreement provides that we will indemnify the Adviser to the full extent permitted under the Declaration of Trust. The Management Agreement also states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of our Registration Statement under the Securities Act of 1933 and the 1940 Act except for information supplied by the Adviser for inclusion therein.

     There are similar provisions with respect to the liability of the sub-adviser, and the obligation of the Fund to indemnify the sub-adviser.

     Administrative Services Agreement


     The Adviser has also entered into an Administrative Services Agreement with Citizen Trust, whereby it provides the Trust with the following facilities and services: 1. Receipt of calls from existing shareholders in a timely manner; 2. Maintenance of a toll-free number; 3. Response to shareholder questions; 4. Maintenance of computer interface with the Trust's transfer agent; 5. Execution of appropriate shareholder requests. 6; Organizational services for any new series, including, but not limited to the drafting of the prospectus and statement of additional information, the filing of all required documents, soliciting proxies, and clerical duties associated with the filing of any such documents; and 7. Blue sky reporting services as required for the issuer of securities in the states and territories. In addition to the fees paid pursuant to the foregoing, the Trust has agreed to reimburse Citizens Advisers for out-of pocket expenses, including but not limited to postage, forms, telephone, and records storage and any other expenses incurred by Citizens Advisers at the request or with the consent of the Trust. The Trust also pays to the Adviser shareholder servicing fees at the following fixed rates: Citizens Income Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio and Muir National Tax-Free Income Portfolio, 0.10% of average assets; and Citizens Index Portfolio, 0.65% of average assets.

     Distribution Plan

     Citizens Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Citizens Advisers, Inc., acts as the distributor of our shares. There is no sales charge imposed on any of the Portfolios of the Fund, either when you purchase or redeem shares.

     Broker-dealer and other organizations, known as Service Organizations, which assist in the distribution of our shares may receive fees from us or our Distributor . Our Board of Trustees has adopted a Distribution Plan under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit us and our shareholders. Pursuant to this Plan, Service Organizations that enter into written agreements with us and our Distributor may receive, for administration, shareholder service and distribution assistance, fees at rates determined by our Trustees. In addition, our Distributor is authorized to purchase advertising, sales literature and other promotional material and to pay its own salespeople. We will reimburse the Distributor for these expenditures and for fees paid to Service Organizations, up to a limit of 0.25% on an annual basis of our average daily net assets. In addition, if and to the extent that the fee we pay our Distributor as well as other payments we make are considered as indirectly financing any activity which is primarily intended to result in the sale of our shares, such payments are authorized under the Plan.

     The Plan was approved on July 5, 1983, by our Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no financial interest in the operation of the Plan or in any agreement related to the Plan. These Trustees are known as "Qualified Trustees." The Plan was approved by a majority of our shareholders at our annual meeting on April 24, 1984, and has been continued from year to year thereafter subject to annual approval by a majority vote of our Trustees, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan was approved by the shareholders of the Citizens Income Portfolio, on June 11, 1992. Agreements related to the Plan must also be approved in the same manner by a vote of the Trustees and the Qualified Trustees. These agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of the majority of the Qualified Trustees or a vote of our outstanding voting securities on not more than 60 days notice.

     Each Portfolio is responsible for the cost of preparing and setting in type prospectuses and reports to shareholders and distributing copies of the prospectuses and reports to shareholders. The Distributor pays the cost of printing and distributing all other copies of prospectuses and reports, as well as the costs of supplemental sales literature and advertising. The Fund pays all of our other expenses not expressly assumed by the Adviser such as interest, taxes, audit and legal fees and expenses, charges of our custodian, our shareholder servicing, transfer and record-keeping agent costs, insurance premiums, stock issuance and redemption costs, certain printing costs, costs of registering our shares under federal and state laws, and dues and assessments of the Investment Company Institute, as well as any non-recurring expenses, including litigation.

     The Plan provides that the Distributor shall provide and the Trustee shall review quarterly reports setting forth the amounts, payments and the purpose for which the amounts were expended. The Plan further provides that while it is in effect the selection and nomination of the Trustees who are not interested persons shall be committed to the discretion of the Qualified Trustees. The Plan may not be amended to increase materially the amounts to be spent without shareholder approval, as set forth above, and all amendments must be approved by the Trustees, as described above. The Plan only permits reimbursement of actual expenses and does not permit expenses to be carried forward from one fiscal period to another. For the years ended June 30, the following fees were approved and paid under this Plan, 1991-$474,900, 1992-$508,374, 1993-$ 606,018,
1994-$713,847, 1995-$783,111 and 1996-$683,515. The major categories of expenses for 1996 were as follows: advertising, printing and mailing prospectuses to other than current shareholders, compensation to broker/dealers, compensation to sales personnel.

-------------------------------------------------------------------------------
Additional Information


     Our Declaration of Trust permits our Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an interest in the Fund. Certificates representing our shares are not issued. In the event of our liquidation, all shareholders would share pro rata in our net assets available for distribution to shareholders. The Trustees also have the power to designate "series" of the Fund which will function as separate Portfolios, each having it's own assets and liabilities. They may also create additional classes of shares which may differ from each other as to dividends. Shares of each class are entitled to vote as a class or series only to the extent required by the 1940 Act or as provided in our Declaration of Trust or as permitted by our Trustees. Income and operating expenses are allocated fairly among the series and classes by our Trustees. We intend to manage our Portfolios in such a way as to be a "diversified" investment company, as defined in the 1940 Act. As of June 30, 1996, there were 108,006,752 outstanding shares of our Common Stock, representing all the shares of all of the Citizens Trust Portfolios. The following are the shareholders who owned beneficially or of record 5% or more of the outstanding shares: Money Market Portfolio, the E-fund and Citizens Income Portfolio - no holders of 5% or more. Citizens Emerging Growth Portfolio - Charles Schwab & Co, Inc., 9.0%. Citizens Global Equity Portfolio - Charles Schwab & Co, Inc., 17.9%. Citizens Index Portfolio - Charles Schwab & Co, Inc., 2.3%.



-------------------------------------------------------------------------------
Voting Rights

     Shareholders are entitled to one vote for each full shares held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Voting is generally by class and series except as otherwise provided by the provisions of the 1940 Act. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten percent of our shares. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of our outstanding shares. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non assessable, except as set forth under "Shareholder and Trustee Liability" below. The Fund may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders or more than 50% of our outstanding shares, or upon liquidation and distribution of our assets, if approved by the vote of the holders of more than 50% of our outstanding shares. If not so terminated, the Fund will continue indefinitely.


-------------------------------------------------------------------------------
Shareholder and Trustee Liability

     We are an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Our Declaration of Trust contains an express disclaimer of shareholder liability for our acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by us or our Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses by the relevant Portfolio out of the Portfolio's property for any shareholder held personally liable for the Portfolio's obligations. The Declaration of Trust also provides that we shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of ours and satisfy our judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholders liability is highly unlikely and is limited to the relatively remote circumstances in which we would be unable to meet our obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


-------------------------------------------------------------------------------
Custodian

     State Street Bank and Trust of Boston, Massachusetts, is the custodian of the assets of the Fund. The custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. We, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.


-------------------------------------------------------------------------------
Auditors

     Tait, Weller & Baker of Philadelphia, Pennsylvania serves as our Fund's independent auditors, providing audit services including (1) examination of the annual financial statements and limited review of unaudited semi-annual financial statements (2) assistance and consultation in connection with SEC filings and (3) review of the federal and state income tax returns filed on our behalf.

     The financial statements of the Fund incorporated here by reference, have been examined by Tait, Weller & Baker, independent auditors, as stated in their report which is incorporated by reference, and have been so incorporated in reliance upon such report given upon their authority as experts in accounting and auditing.


-------------------------------------------------------------------------------
Legal Counsel

     Bingham, Dana & Gould of Boston, Massachusetts.


-------------------------------------------------------------------------------
Financial Statements

     The following financial statements of the Fund and the opinion of its independent auditors, included in the Annual Report to the shareholders for the year ended June 30, 1996, are incorporated herein by reference and is provided to each person to whom the Statement of Additional Information is sent or given:

Statement of Investments - June 30, 1996
Statement of Assets and Liabilities - June 30,1996
Statement of Operations for the year ended - June 30, 1996
Statement of Changes in Net Assets for the years ended June 30, 1995 and 1996. Notes to Financial Statements
Report of Independent Certified Public Accountants

     Management Discussion

     It is the policy of the Fund to provide a management discussion of the strategy and performance of each portfolio in the annual report.

-------------------------------------------------------------------------------
APPENDIX A: Description of Ratings

     Description of Bond Ratings

     We use the ratings provided by national rating services as one of several indicators of the investment quality of fixed income securities. The following is a description of the ratings of the two services we use most frequently. When considering any rating, it is important to remember that the ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments to the same maturity and coupon with different ratings may have the same yield.

Moody's

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa granted they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A posses many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operations experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications. Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Standard & Poor's

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C: Debt rated BB, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures for adverse conditions.

BB: Debt rated BB has less near- term vulnerability to default than other speculative issues. However, it faces major on- going uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The

BB rating category also used for debt subordinated to senior debt that is assigned as actual or implied BBB rating.

B: Debt rated B has a greater vulnerability to default but has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBb or BB rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that it assigned an actual or implied B or B rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR: indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Provisional Ratings: The letter "p" indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Note: The Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Investors Service, Inc.:

AAA: (highest quality) The obligor has an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: (high quality) The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

A: (good quality) The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: (satisfactory bonds) The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

     Municipal Notes

Moody's:

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short term-borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG-3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Poor's:

SP-1: Issues carrying this designation have a strong or very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

     Commercial Paper

Moody's:

Moody's Commercial Paper ratings, which are also applicable to municipal paper investments permitted to be made by the Trust, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1   (Prime-1):       Superior capacity for repayment

P-2   (Prime-2):       Strong capacity for repayment

P-3   (Prime-3)        Acceptable capacity for repayment

Standard & Poor's:

Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                            CITIZENS INVESTMENT TRUST

                                     PART C
                                OTHER INFORMATION

Item 24: Financial Statements and Exhibits

     (A) Audited Financial Statements: the following audited Financial statements are incorporated by reference to the Registrant's Annual Report to shareholders for the period ended June 30, 1996: material currently on file

     Statement of Investments - June 30, 1996 Statement of Assets and Liabilities - June 30, 1996 Statement of Operations for the year ended June 30, 1996 Statement of Changes in Net Assets for the year ended June 30, 1996 Selected per Share Data and Ratios from Inception through June 30, 1996 Notes to Financial Statements: June 30, 1996 Auditors Report: June 30, 1996

(B)Exhibits

  ***(1) declaration of trust, as amended


     (a) series designation relating to the Muir National Tax-Free Portfolio, is filed herein


     (2) by-laws

     (3) not applicable

     (4) not applicable

     (5) form of management agreement is filed herein

  ***(a) form of sub-investment advisory agreement

     (6) distribution agreement

    *(a) distribution agreement, as amended

  ***(b) renewal of distribution agreement

  ***(c) amendment to distribution agreement dated May 6, 1996

  ***(d) amendment to distribution agreement dated May 30, 1996

     (7) not applicable

 ****(8) custodian agreement: material currently on file

     (9) other material contracts:

     (a) administrative agreement as amended, is filed herein

   *(10) opinion and consent of counsel as to the legality of the securities being registered: material currently on file

    (11) consent of independent certified public accountants is filed herein

    (12) not applicable

   *(13) copies of written assurance from initial stockholders

   *(14) copies of model plan used in establishment of retirement plan

   *(15) Rule 12b-1 distribution plan

    (16) Schedule for computation of each performance quotation provided in the registration statement (in response to Item 22): provided in Statement of Additional Information.

    (27) Financial Data Schedules are filed herein.

----------------

* Incorporated by reference to Amendment No. 27 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission.

** Incorporated by reference to Amendment Nos. 12 and 14 to the Registrant's Registration Statement (File No. 2-80886), as filed wit the Securities and Exchange Commission.

*** Incorporated by reference to Amendment No. 34 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission

**** Incorporated by reference to Amendment No. 35 to the Registrant's
     Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission.

                            CITIZENS INVESTMENT TRUST
                                 PART C (CONT'D)

Item 25: Persons controlled by or under common control with Registrant:  None


Item 26: Number of holders of securities as of February 7, 1997:


        Title                                          Number of Record Holders
        -----                                          ------------------------

        Working Assets Money Market Portfolio
        Retail Shares                                        8901
        Citizens Income Portfolio                            2355
        Citizens Emerging Growth Portfolio                   7105
        Citizens Global Equity Portfolio                     2579
        Muir California Tax-Free Income Portfolio              --
        Citizens Index Portfolio--Retail Shares             12965
        E-fund                                               2529
        Muir National Tax-Free Income Portfolio                 0
        Working Assets Money Market Portfolio
        Institutional Shares                                   84
        Citizens Index Portfolio Institutional
        Shares                                                 46



Item 27:  Indemnification.

     Article VII, Section 12 of the Agreement and Declaration of Trust of Citizens Investment Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believe her/his conduct to be in the best interest of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insure under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28:  Business and Other Connections of Investment Adviser.
Citizens Advisers, Inc., a California corporation located at 111 Pine Street, San Francisco, California 94111, and One Harbour Place, Portsmouth, New Hampshire 03801, a registered investment adviser, is the investment manager for the Registrant. The officers and directors of Citizens Advisers having other business of a substantial nature are as follows:

                            CITIZENS INVESTMENT TRUST
                                 PART C (CONT'D)


Name and Principal
Business Address:                              Nature of Other Business:
-----------------                              -------------------------

Sophia Collier                                 President and Director
One Harbour Place, Suite 525                   of Registrant
Portsmouth, N.H.  03801


Item 29:  Principal Underwriters

     (A) Citizens Securities, Inc., 111 Pine Street, San Francisco, California 94111, and One Harbour Place, Portsmouth, New Hampshire 03801, a registered broker/dealer, is the principal underwriter for the Registrant and is a wholly owned subsidiary of Citizens Advisers, Inc., the Investment Manager, a California corporation. The officers and directors of Citizens Securities having other business of a substantial nature are as follows:


     (B)

                                                               Positions and
Name and Principal           Positions and Offices             Offices with
Business Address             with Underwriter                  Registrant
----------------             ----------------                  ----------

Sophia Collier               President and Director of         President and
See Item 28                  underwriter                       Director


     (C) Not Applicable

Item 30: Location of Accounts and Records: The account, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are kept by the Registrants Transfer and Dividend Distributing Agent, PFPC, Inc., 400 Bellevue Pkwy., Wilmington, DE 19809.

Item 31: Management Services.

         Not applicable

Item 32: Undertakings.

(A) If the information called for by item 5A of Form N-1A is contained in the latest Annual Report to shareholders, the Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portsmouth, and State of New Hampshire, on the 6th day of February, 1997.



                            CITIZENS INVESTMENT TRUST

                         By /s/ Sophia Collier
                            ------------------
                                  Sophia Collier, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/  Sophia Collier *
     ----------------- Trustee
     Sophia Collier              President and                 February 6, 1997
                                 Principal Executive
                                 Principal Accounting Officer
                                 Principal Financial Officer
s/   William Glenn  *
---------------------- Trustee                                 February 6, 1997
     (William Glenn)


/s/   Ada Sanchez
---------------------- Trustee                                February  6, 1997
      (Ada Sanchez)


/s/   J.D. Nelson    *
---------------------- Trustee                                 February 6, 1997
        (J.D. Nelson)


/s/   Azie Taylor Morton*
---------------------- Trustee                                 February 6, 1997
     (Azie Taylor Morton)


/s/   Juliana Eades   *
---------------------- Trustee                                 February 6, 1997
    (Juliana Eades)



/s/ Sophia Collier
----------------------
 * By  Sophia Collier  Attorney in Fact

     See Power of Attorney dated May 15, 1992, filed with the commission on May 15, 1992 as part of Citizens Trust Post Effective Amendment #12.

     See Power of Attorney dated November 12, 1992, filed with the commission on November 12, 1992 as part of Citizens Trust Post Effective Amendment #14.

                                  EXHIBIT INDEX


         Exhibit No.        Description

          (1)(a)            Series Designation
          (5)               Form of Management Agreement
          (9)(a)            Form of Administration Agreement
         (11)               Consent of independent certified public accountants
         (27)               Financial Data Schedule